UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (210) 912-2100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Mutual Beacon Fund
Class A [TEBIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Beacon Fund returned 7.52%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Beacon Fund	PAGE 1	476-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	7.52	5.68	6.64
Class A (with sales charge)	1.58	4.48	6.03
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	476-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	476-ATSR-0225

Franklin Mutual Beacon Fund
Class C [TEMEX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Beacon Fund returned 6.77%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Beacon Fund	PAGE 1	576-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	6.77	4.89	5.83
Class C (with sales charge)	5.77	4.89	5.83
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	576-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	576-ATSR-0225

Franklin Mutual Beacon Fund
Class R
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Beacon Fund returned 7.24%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Beacon Fund	PAGE 1	876-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.24	5.41	6.37
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	876-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	876-ATSR-0225

Franklin Mutual Beacon Fund
Class R6 [FMBRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$75	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Beacon Fund returned 7.88%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Beacon Fund	PAGE 1	376-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	7.88	6.01	6.98
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	376-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	376-ATSR-0225

Franklin Mutual Beacon Fund
Class Z [BEGRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Beacon Fund returned 7.83%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Beacon Fund	PAGE 1	76-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	7.83	5.96	6.91
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	76-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	76-ATSR-0225

Franklin Mutual Global Discovery Fund
Class A [TEDIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.21%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Global Discovery Fund returned 4.57%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery Fund	PAGE 1	477-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	4.57	6.36	6.00
Class A (with sales charge)	-1.19	5.16	5.40
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	477-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	477-ATSR-0225

Franklin Mutual Global Discovery Fund
Class C [TEDSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Global Discovery Fund returned 3.80%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery Fund	PAGE 1	577-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	3.80	5.57	5.21
Class C (with sales charge)	2.86	5.57	5.21
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	577-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	577-ATSR-0225

Franklin Mutual Global Discovery Fund
Class R [TEDRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Global Discovery Fund returned 4.32%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery Fund	PAGE 1	877-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	4.32	6.09	5.74
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	877-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	877-ATSR-0225

Franklin Mutual Global Discovery Fund
Class R6 [FMDRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Global Discovery Fund returned 4.92%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery Fund	PAGE 1	377-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	4.92	6.73	6.38
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	377-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	377-ATSR-0225

Franklin Mutual Global Discovery Fund
Class Z [MDISX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$98	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Global Discovery Fund returned 4.84%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery Fund	PAGE 1	77-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	4.84	6.63	6.27
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	77-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	77-ATSR-0225

Franklin Mutual International Value Fund
Class A [TEMIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$122	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual International Value Fund returned 3.40%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.
Franklin Mutual International Value Fund	PAGE 1	478-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	3.40	5.32	4.72
Class A (with sales charge)	-2.29	4.14	4.13
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	478-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	478-ATSR-0225

Franklin Mutual International Value Fund
Class C [TEURX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$198	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual International Value Fund returned 2.62%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.
Franklin Mutual International Value Fund	PAGE 1	578-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	2.62	4.53	3.94
Class C (with sales charge)	1.62	4.53	3.94
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	578-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	578-ATSR-0225

Franklin Mutual International Value Fund
Class R [FMURX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$147	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual International Value Fund returned 3.16%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.
Franklin Mutual International Value Fund	PAGE 1	878-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	3.16	5.05	4.46
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	878-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	878-ATSR-0225

Franklin Mutual International Value Fund
Class R6 [FMEUX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual International Value Fund returned 3.74%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.
Franklin Mutual International Value Fund	PAGE 1	378-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	3.74	5.68	5.10
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	378-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	378-ATSR-0225

Franklin Mutual International Value Fund
Class Z [MEURX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$97	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual International Value Fund returned 3.67%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.
Franklin Mutual International Value Fund	PAGE 1	78-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	3.67	5.59	4.99
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	78-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	78-ATSR-0225

Franklin Mutual Quest Fund
Class A [TEQIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Quest Fund returned 8.61%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.
Franklin Mutual Quest Fund	PAGE 1	475-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.61	3.90	3.93
Class A (with sales charge)	2.65	2.72	3.34
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Quest Fund	PAGE 2	475-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	475-ATSR-0225

Franklin Mutual Quest Fund
Class C [TEMQX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Quest Fund returned 7.77%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.
Franklin Mutual Quest Fund	PAGE 1	575-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.77	3.12	3.15
Class C (with sales charge)	6.77	3.12	3.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Quest Fund	PAGE 2	575-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	575-ATSR-0225

Franklin Mutual Quest Fund
Class R [FMQSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Quest Fund returned 8.27%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.
Franklin Mutual Quest Fund	PAGE 1	875-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	8.27	3.63	3.67
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Quest Fund	PAGE 2	875-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	875-ATSR-0225

Franklin Mutual Quest Fund
Class R6 [FMQRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$75	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Quest Fund returned 8.86%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.
Franklin Mutual Quest Fund	PAGE 1	347-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.86	4.21	4.25
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Quest Fund	PAGE 2	347-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	347-ATSR-0225

Franklin Mutual Quest Fund
Class Z [MQIFX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Quest Fund returned 8.80%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.
Franklin Mutual Quest Fund	PAGE 1	75-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	8.80	4.16	4.19
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Quest Fund	PAGE 2	75-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	75-ATSR-0225

Franklin Mutual Shares Fund
Class A [TESIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Shares Fund returned 11.23%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares Fund	PAGE 1	474-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	11.23	5.87	5.94
Class A (with sales charge)	5.10	4.68	5.35
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Shares Fund	PAGE 2	474-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	474-ATSR-0225

Franklin Mutual Shares Fund
Class C [TEMTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Shares Fund returned 10.42%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares Fund	PAGE 1	574-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	10.42	5.10	5.15
Class C (with sales charge)	9.42	5.10	5.15
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Shares Fund	PAGE 2	574-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	574-ATSR-0225

Franklin Mutual Shares Fund
Class R [TESRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Shares Fund returned 10.99%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares Fund	PAGE 1	874-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	10.99	5.62	5.68
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares Fund	PAGE 2	874-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	874-ATSR-0225

Franklin Mutual Shares Fund
Class R6 [FMSHX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Shares Fund returned 11.57%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares Fund	PAGE 1	374-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.57	6.20	6.30
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares Fund	PAGE 2	374-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	374-ATSR-0225

Franklin Mutual Shares Fund
Class Z [MUTHX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Shares Fund returned 11.51%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares Fund	PAGE 1	74-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	11.51	6.14	6.21
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares Fund	PAGE 2	74-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	74-ATSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates, David W. Niemiec and Valerie M. Williams possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ann Torre Bates, David W. Niemiec and Valerie M. Williams as the Audit Committee’s financial experts. Ann Torre Bates, David W. Niemiec and Valerie M. Williams are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $356,895 in December 31, 2023 and $332,299 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $2,750 in December 31, 2024. The services for which these fees were paid included professional services rendered by the Auditor to the Registrant in connection with the N-14 filing for the proposed merger.

The aggregate fees billed for assurance and related services by the Auditor to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $0 in December 31, 2023 and $2,750 in December 31, 2024. The services for which these fees were paid included professional services rendered by the Auditor to the Registrant in connection with the N-14 filing for the proposed merger.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2023 and $0 in December 31, 2024.

The aggregate fees billed for Tax Services by the Auditor to the Service Affiliates during the Reporting Periods that required pre-approval by the Audit Committee were $25,000 in December 31, 2023 and $0 in December 31, 2024. The services for which these fees were paid included technical tax consultation for Thailand capital gain tax services related matters.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $0 in December 31, 2023 and $0 in December 31, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Mutual Series Funds
Financial Statements and Other Important Information
Annual | December 31, 2024
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 49
Notes to Financial Statements 59
Report of Independent Registered Public Accounting Firm 90
Tax Information 91
Changes In and Disagreements with Accountants 92
Results of Meeting(s) of Shareholders 92
Remuneration Paid to Directors, Officers and Others 92
Board Approval of Management and Subadvisory Agreements 92

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.59 $14.37 $17.96 $16.48 $16.40
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.35 0.28 0.26 0.51
c
Net realized and unrealized gains (losses) ........... 0.90 1.84 (2.45) 2.45 0.12
Total from investment operations .................... 1.22 2.19 (2.17) 2.71 0.63
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.23) (0.37) (0.45)
Net realized gains ............................. (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ............................... (0.98) (0.97) (1.42) (1.23) (0.55)
Net asset value, end of year ....................... $15.83 $15.59 $14.37 $17.96 $16.48
Total return .................................... 7.83% 15.48% (11.67)% 16.68% 4.08%
Ratios to average net assets
Expenses
d
.................................... 0.77% 0.77%
e
0.77%
e
0.81%
e
0.82%
e
Expenses - incurred in connection with securities sold short —% —% —%
f
0.01% 0.02%
Net investment income ........................... 1.91% 2.32% 1.73% 1.41% 3.56%
c
Supplemental data
Net assets , end of year (000’s) ..................... $2,039,624 $2,106,341 $2,010,947 $2,508,213 $2,320,077
Portfolio turnover rate ............................ 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.38 $14.19 $17.76 $16.30 $16.24
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.31 0.23 0.21 0.47
c
Net realized and unrealized gains (losses) ........... 0.88 1.81 (2.42) 2.43 0.10
Total from investment operations .................... 1.15 2.12 (2.19) 2.64 0.57
Less distributions from:
Net investment income .......................... (0.28) (0.28) (0.19) (0.32) (0.41)
Net realized gains ............................. (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ............................... (0.93) (0.93) (1.38) (1.18) (0.51)
Net asset value, end of year ....................... $15.60 $15.38 $14.19 $17.76 $16.30
Total return
d
................................... 7.52% 15.19% (11.91)% 16.46% 3.75%
Ratios to average net assets
Expenses
e
.................................... 1.02% 1.02%
f
1.02%
f
1.06%
f
1.07%
f
Expenses - incurred in connection with securities sold short —% —% —%
g
0.01% 0.02%
Net investment income ........................... 1.66% 2.07% 1.48% 1.16% 3.32%
c
Supplemental data
Net assets , end of year (000’s) ..................... $788,354 $829,104 $798,281 $987,817 $893,378
Portfolio turnover rate ............................ 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.53 $14.32 $17.88 $16.37 $16.29
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.20 0.12 0.08 0.39
c
Net realized and unrealized gains (losses) ........... 0.90 1.81 (2.43) 2.43 0.06
Total from investment operations .................... 1.05 2.01 (2.31) 2.51 0.45
Less distributions from:
Net investment income .......................... (0.14) (0.15) (0.06) (0.14) (0.27)
Net realized gains ............................. (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ............................... (0.79) (0.80) (1.25) (1.00) (0.37)
Net asset value, end of year ....................... $15.79 $15.53 $14.32 $17.88 $16.37
Total return
d
................................... 6.77% 14.28% (12.55)% 15.55% 2.96%
Ratios to average net assets
Expenses
e
.................................... 1.77% 1.77%
f
1.77%
f
1.80%
f
1.82%
f
Expenses - incurred in connection with securities sold short —% —% —%
g
0.01% 0.02%
Net investment income ........................... 0.92% 1.32% 0.75% 0.43% 2.75%
c
Supplemental data
Net assets , end of year (000’s) ..................... $14,803 $17,359 $18,813 $27,853 $35,273
Portfolio turnover rate ............................ 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.12 $13.97 $17.51 $16.09 $16.03
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.27 0.19 0.16 0.44
c
Net realized and unrealized gains (losses) ........... 0.87 1.77 (2.38) 2.40 0.09
Total from investment operations .................... 1.09 2.04 (2.19) 2.56 0.53
Less distributions from:
Net investment income .......................... (0.24) (0.24) (0.16) (0.28) (0.37)
Net realized gains ............................. (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ............................... (0.89) (0.89) (1.35) (1.14) (0.47)
Net asset value, end of year ....................... $15.32 $15.12 $13.97 $17.51 $16.09
Total return .................................... 7.24% 14.87% (12.08)% 16.12% 3.49%
Ratios to average net assets
Expenses
d
.................................... 1.27% 1.27%
e
1.27%
e
1.31%
e
1.32%
e
Expenses - incurred in connection with securities sold short —% —% —%
f
0.01% 0.02%
Net investment income ........................... 1.39% 1.82% 1.22% 0.92% 3.16%
c
Supplemental data
Net assets , end of year (000’s) ..................... $1,160 $1,348 $1,329 $1,388 $1,262
Portfolio turnover rate ............................ 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.58 $14.37 $17.96 $16.47 $16.40
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.31 0.30 0.26 0.53
c
Net realized and unrealized gains (losses) ........... 0.90 1.88 (2.46) 2.47 0.10
Total from investment operations .................... 1.22 2.19 (2.16) 2.73 0.63
Less distributions from:
Net investment income .......................... (0.33) (0.33) (0.24) (0.38) (0.46)
Net realized gains ............................. (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ............................... (0.98) (0.98) (1.43) (1.24) (0.56)
Net asset value, end of year ....................... $15.82 $15.58 $14.37 $17.96 $16.47
Total return .................................... 7.88% 15.48% (11.61)% 16.83% 4.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.72% 0.73% 0.71% 0.77% 0.78%
Expenses net of waiver and payments by affiliates
d
...... 0.72%
e
0.72%
f
0.70%
f
0.75%
f
0.75%
f
Expenses - incurred in connection with securities sold short —% —% —%
g
0.01% 0.02%
Net investment income ........................... 1.94% 2.06% 1.83% 1.39% 3.67%
c
Supplemental data
Net assets , end of year (000’s) ..................... $218,034 $236,837 $101,313 $151,226 $70,839
Portfolio turnover rate ............................ 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2024
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 2.6%
Airbus SE ......................................... France 494,081 $ 79,117,685
Air Freight & Logistics 2.4%
United Parcel Service, Inc. , B .......................... United States 588,398 74,196,988
Automobiles 2.4%
General Motors Co. .................................. United States 1,372,492 73,112,649
Banks 11.4%
BNP Paribas SA .................................... France 921,031 56,548,383
DBS Group Holdings Ltd. ............................. Singapore 4,227,601 135,475,440
JPMorgan Chase & Co. ............................... United States 654,171 156,811,330
348,835,153
Beverages 3.1%
Heineken NV ...................................... Netherlands 1,323,559 94,328,970
Building Products 4.1%
Johnson Controls International plc ....................... United States 1,606,706 126,817,305
Capital Markets 4.0%
BlackRock, Inc. ..................................... United States 117,986 120,948,629
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG ................................ Germany 2,023,172 60,620,502
Energy Equipment & Services 1.8%
Schlumberger NV ................................... United States 1,460,980 56,013,973
Entertainment 3.6%
Walt Disney Co. (The) ................................ United States 979,163 109,029,800
Financial Services 2.9%
Global Payments, Inc. ................................ United States 786,534 88,139,000
Health Care Equipment & Supplies 4.0%
Medtronic plc ...................................... United States 1,535,113 122,624,826
Health Care Providers & Services 1.8%
Elevance Health, Inc. ................................ United States 145,392 53,635,109
Household Products 3.6%
Reckitt Benckiser Group plc ........................... United Kingdom 1,832,648 110,931,601
Insurance 7.4%
Hartford Financial Services Group, Inc. (The) .............. United States 1,072,503 117,331,828
Progressive Corp. (The) .............................. United States 453,528 108,669,844
226,001,672
Machinery 3.9%
Parker-Hannifin Corp. ................................ United States 188,575 119,939,357
Media 2.6%
a
Charter Communications, Inc. , A ........................ United States 235,970 80,883,437
Metals & Mining 1.8%
Rio Tinto plc ....................................... Australia 943,009 55,665,896
Oil, Gas & Consumable Fuels 4.2%
Chevron Corp. ..................................... United States 464,985 67,348,427
Shell plc .......................................... United States 1,996,006 62,217,508
129,565,935

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 4.3%
Haleon plc ........................................ United States 27,783,817 $ 131,004,954
Pharmaceuticals 10.8%
GSK plc .......................................... United States 4,355,658 73,468,094
Merck & Co., Inc. ................................... United States 801,618 79,744,959
Novartis AG , ADR ................................... Switzerland 810,753 78,894,374
Roche Holding AG .................................. United States 356,584 99,703,294
331,810,721
Retail REITs 2.6%
Brixmor Property Group, Inc. ........................... United States 2,838,963 79,036,730
Software 2.2%
Gen Digital, Inc. .................................... United States 2,430,269 66,540,765
Technology Hardware, Storage & Peripherals 2.5%
Samsung Electronics Co. Ltd. .......................... South Korea 2,109,032 75,264,629
Textiles, Apparel & Luxury Goods 3.5%
Cie Financiere Richemont SA .......................... Switzerland 717,503 108,539,700
Trading Companies & Distributors 3.7%
Ferguson Enterprises, Inc. ............................ United States 659,506 114,470,456
Total Common Stocks (Cost $ 2,345,882,342 ) ..................................
3,037,076,442
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,345,882,342 ) ...........................
3,037,076,442
a
Short Term Investments 0.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
d
FHLB , 4.2%, 1/02/25 ................................. United States 11,800,000 11,797,247
Total U.S. Government and Agency Securities (Cost $ 11,798,656 ) ...............
11,797,247
Total Short Term Investments (Cost $ 11,798,656 ) ..............................
11,797,247
a
Total Investments (Cost $ 2,357,680,998 ) 99.6% ................................
$3,048,873,689
Other Assets, less Liabilities 0.4% ...........................................
13,101,316
Net Assets 100.0% .........................................................
$3,061,975,005
a a a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on pag e 89 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
The rate shown represents the yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.54 $27.18 $31.58 $28.77 $31.19
Income from investment operations
a
:
Net investment income
b
......................... 0.66 0.53 0.59
c
0.42 0.96
d
Net realized and unrealized gains (losses) ........... 0.81 5.00 (2.20) 5.15 (2.38)
Total from investment operations .................... 1.47 5.53 (1.61) 5.57 (1.42)
Less distributions from:
Net investment income .......................... (0.66) (0.49) (0.56) (0.81) (0.83)
Net realized gains ............................. (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ............................... (3.30) (2.17) (2.79) (2.76) (1.00)
Net asset value, end of year ....................... $28.71 $30.54 $27.18 $31.58 $28.77
Total return .................................... 4.84% 20.54% (4.70)% 19.67% (4.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.96% 0.96% 0.95% 1.04% 1.03%
Expenses net of waiver and payments by affiliates
e
...... 0.96% 0.96%
f
0.95%
f,g
1.02%
f
1.03%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 2.05% 1.78% 1.98%
c
1.28% 3.66%
d
Supplemental data
Net assets , end of year (000’s) ..................... $3,037,070 $3,113,311 $2,857,597 $3,355,158 $3,274,956
Portfolio turnover rate ............................ 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.64 $26.44 $30.81 $28.12 $30.51
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.44 0.50
c
0.33 0.86
d
Net realized and unrealized gains (losses) ........... 0.79 4.86 (2.15) 5.04 (2.32)
Total from investment operations .................... 1.35 5.30 (1.65) 5.37 (1.46)
Less distributions from:
Net investment income .......................... (0.58) (0.42) (0.49) (0.73) (0.76)
Net realized gains ............................. (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ............................... (3.22) (2.10) (2.72) (2.68) (0.93)
Net asset value, end of year ....................... $27.77 $29.64 $26.44 $30.81 $28.12
Total return
e
................................... 4.57% 20.22% (4.95)% 19.40% (4.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.21% 1.21% 1.20% 1.29% 1.28%
Expenses net of waiver and payments by affiliates
f
...... 1.21% 1.21%
g
1.20%
g,h
1.27%
g
1.28%
g,h
Expenses - incurred in connection with securities sold short —% —%
i
—%
i
0.02% 0.01%
Net investment income ........................... 1.81% 1.54% 1.72%
c
1.03% 3.39%
d
Supplemental data
Net assets , end of year (000’s) ..................... $4,949,776 $5,169,284 $4,749,259 $5,618,446 $5,358,016
Portfolio turnover rate ............................ 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.88 $26.60 $30.92 $28.12 $30.46
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.23 0.28
c
0.09 0.67
d
Net realized and unrealized gains (losses) ........... 0.80 4.86 (2.13) 5.04 (2.34)
Total from investment operations .................... 1.13 5.09 (1.85) 5.13 (1.67)
Less distributions from:
Net investment income .......................... (0.30) (0.13) (0.24) (0.38) (0.50)
Net realized gains ............................. (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ............................... (2.94) (1.81) (2.47) (2.33) (0.67)
Net asset value, end of year ....................... $28.07 $29.88 $26.60 $30.92 $28.12
Total return
e
................................... 3.80% 19.30% (5.63)% 18.50% (5.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.96% 1.96% 1.95% 2.04% 2.03%
Expenses net of waiver and payments by affiliates
f
...... 1.96% 1.96%
g
1.95%
g,h
2.02%
g
2.03%
g,h
Expenses - incurred in connection with securities sold short —% —%
i
—%
i
0.02% 0.01%
Net investment income ........................... 1.07% 0.80% 0.97%
c
0.29% 2.66%
d
Supplemental data
Net assets , end of year (000’s) ..................... $137,216 $173,812 $221,344 $335,605 $494,606
Portfolio turnover rate ............................ 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.11 $26.00 $30.34 $27.70 $30.08
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.36 0.42
c
0.24 0.78
d
Net realized and unrealized gains (losses) ........... 0.78 4.77 (2.11) 4.97 (2.29)
Total from investment operations .................... 1.25 5.13 (1.69) 5.21 (1.51)
Less distributions from:
Net investment income .......................... (0.50) (0.34) (0.42) (0.62) (0.70)
Net realized gains ............................. (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ............................... (3.14) (2.02) (2.65) (2.57) (0.87)
Net asset value, end of year ....................... $27.22 $29.11 $26.00 $30.34 $27.70
Total return .................................... 4.32% 19.92% (5.17)% 19.10% (4.87)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.46% 1.46% 1.45% 1.54% 1.53%
Expenses net of waiver and payments by affiliates
e
...... 1.46% 1.46%
f
1.45%
f,g
1.52%
f
1.53%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 1.56% 1.29% 1.47%
c
0.79% 3.13%
d
Supplemental data
Net assets , end of year (000’s) ..................... $106,561 $114,920 $109,826 $136,983 $175,393
Portfolio turnover rate ............................ 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.52 $27.16 $31.57 $28.75 $31.17
Income from investment operations
a
:
Net investment income
b
......................... 0.68 0.56 0.62
c
0.44 0.97
d
Net realized and unrealized gains (losses) ........... 0.82 5.00 (2.21) 5.18 (2.35)
Total from investment operations .................... 1.50 5.56 (1.59) 5.62 (1.38)
Less distributions from:
Net investment income .......................... (0.69) (0.52) (0.59) (0.85) (0.87)
Net realized gains ............................. (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ............................... (3.33) (2.20) (2.82) (2.80) (1.04)
Net asset value, end of year ....................... $28.69 $30.52 $27.16 $31.57 $28.75
Total return .................................... 4.92% 20.65% (4.65)% 19.84% (4.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.88% 0.89% 0.86% 0.95% 0.92%
Expenses net of waiver and payments by affiliates
e
...... 0.88% 0.89%
f
0.86%
f,g
0.92%
f
0.92%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 2.13% 1.90% 2.07%
c
1.35% 3.73%
d
Supplemental data
Net assets , end of year (000’s) ..................... $468,510 $498,705 $525,379 $653,091 $843,143
Portfolio turnover rate ............................ 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2024
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 1.6%
Airbus SE ......................................... France 844,031 $ 135,155,529
Air Freight & Logistics 1.8%
United Parcel Service, Inc. , B .......................... United States 1,240,196 156,388,716
Automobile Components 3.6%
a,b
Aptiv plc .......................................... Jersey 2,864,122 173,222,098
Denso Corp. ....................................... Japan 10,151,991 139,965,489
313,187,587
Banks 7.6%
Bank of America Corp. ............................... United States 3,434,365 150,940,342
BNP Paribas SA .................................... France 2,949,707 181,102,655
DBS Group Holdings Ltd. ............................. Singapore 5,230,045 167,599,224
JPMorgan Chase & Co. ............................... United States 676,752 162,224,222
661,866,443
Building Products 1.5%
Johnson Controls International plc ....................... United States 1,651,333 130,339,714
Capital Markets 3.0%
BlackRock, Inc. ..................................... United States 131,306 134,603,094
Deutsche Bank AG .................................. Germany 7,470,974 128,925,854
263,528,948
Chemicals 1.2%
a
Covestro AG ....................................... Germany 1,681,725 101,036,861
Consumer Finance 1.8%
Capital One Financial Corp. ........................... United States 884,681 157,756,316
Consumer Staples Distribution & Retail 1.6%
Seven & i Holdings Co. Ltd. ............................ Japan 8,817,602 138,239,111
Containers & Packaging 0.7%
DS Smith plc ....................................... United Kingdom 8,706,644 58,885,723
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG ................................ Germany 5,689,834 170,485,057
Electric Utilities 1.6%
Entergy Corp. ...................................... United States 1,812,242 137,404,188
Electrical Equipment 1.2%
Mitsubishi Electric Corp. .............................. Japan 6,032,746 101,867,454
Energy Equipment & Services 2.0%
Schlumberger NV ................................... United States 4,518,502 173,239,367
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 1,231,136 137,086,994
Financial Services 5.6%
a
Fiserv, Inc. ........................................ United States 729,827 149,921,063
Global Payments, Inc. ................................ United States 1,640,654 183,851,687
Voya Financial, Inc. .................................. United States 2,234,394 153,793,339
487,566,089
Food Products 2.3%
Danone SA ........................................ France 2,037,012 137,660,785

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Kellanova ......................................... United States 786,093 $ 63,649,950
201,310,735
Health Care Equipment & Supplies 3.4%
Medtronic plc ...................................... United States 1,856,578 148,303,450
Zimmer Biomet Holdings, Inc. .......................... United States 1,382,298 146,012,138
294,315,588
Health Care Providers & Services 5.8%
CVS Health Corp. ................................... United States 2,603,814 116,885,210
Elevance Health, Inc. ................................ United States 408,461 150,681,263
a
Fresenius SE & Co. KGaA ............................. Germany 4,370,871 151,717,190
Humana, Inc. ...................................... United States 348,121 88,321,779
507,605,442
Household Durables 1.5%
DR Horton, Inc. ..................................... United States 927,447 129,675,639
Household Products 1.6%
Reckitt Benckiser Group plc ........................... United Kingdom 2,245,916 135,947,032
Industrial Conglomerates 1.6%
Siemens AG ....................................... Germany 701,874 136,861,743
Insurance 5.4%
Everest Group Ltd. .................................. United States 505,977 183,396,423
NN Group NV ...................................... Netherlands 2,821,303 123,033,015
Prudential plc ...................................... Hong Kong 20,962,148 166,356,199
472,785,637
Interactive Media & Services 1.9%
c
Tencent Holdings Ltd. ................................ China 3,085,959 164,706,355
Media 2.4%
a
Charter Communications, Inc. , A ........................ United States 608,024 208,412,386
Metals & Mining 1.7%
Rio Tinto plc ....................................... Australia 2,446,097 144,393,299
Oil, Gas & Consumable Fuels 4.3%
BP plc ............................................ United States 35,369,770 174,831,688
Hess Corp. ........................................ United States 312,738 41,597,281
Shell plc .......................................... United States 5,171,592 161,203,707
377,632,676
Personal Care Products 3.0%
Haleon plc ........................................ United States 29,639,378 139,754,208
Kenvue, Inc. ....................................... United States 5,715,070 122,016,745
261,770,953
Pharmaceuticals 7.3%
GSK plc .......................................... United States 9,847,240 166,096,134
Merck & Co., Inc. ................................... United States 1,576,651 156,845,242
Novartis AG , ADR ................................... Switzerland 1,410,757 137,280,764
Roche Holding AG .................................. United States 620,003 173,357,024
633,579,164
Real Estate Management & Development 1.0%
a
CBRE Group, Inc. , A ................................. United States 644,023 84,553,780

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.6%
a
Renesas Electronics Corp. ............................ Japan 11,305,843 $ 143,075,747
Software 0.5%
a
Aspen Technology, Inc. ............................... United States 189,543 47,315,619
Specialized REITs 1.6%
American Tower Corp. ................................ United States 770,168 141,256,513
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd. .......................... South Korea 3,647,418 130,164,721
Textiles, Apparel & Luxury Goods 3.4%
Cie Financiere Richemont SA .......................... Switzerland 947,103 143,272,259
Kering SA ......................................... France 627,483 154,985,450
298,257,709
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 4,172,178 150,551,940
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 2,091,644 200,170,331
Ferguson Enterprises, Inc. ............................ United States 616,309 106,972,753
307,143,084
Total Common Stocks (Cost $ 6,775,091,957 ) ..................................
8,295,349,859
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875%, 5/01/29 . United States 33,950,000 20,764,036
Total Corporate Bonds (Cost $ 20,944,397 ) ....................................
20,764,036
e
Senior Floating Rate Interests 2.6%
f
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.508% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 48,078,835 43,228,161
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.758% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 45,010,996 40,517,998
83,746,159
a a a a a a
Passenger Airlines 0.5%
f,g
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 44,800,000 46,067,616
Professional Services 0.4%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.971% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 40,143,776 39,710,023
Specialty Retail 0.7%
f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 71,746,830 58,094,126
Total Senior Floating Rate Interests (Cost $ 232,989,757 ) .......................
227,617,924

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,h,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 $ —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 7,029,026,111 ) ...........................
8,543,731,819
a
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
j
FHLB , 4.2%, 1/02/25 ................................. United States 70,900,000 70,883,457
j
U.S. Treasury Bills ,
3.96%, 1/30/25 ................................... United States 10,000,000 9,967,139
4.02%, 2/20/25 ................................... United States 5,000,000 4,971,691
4.09%, 3/13/25 ................................... United States 5,000,000 4,959,417
19,898,247
Total U.S. Government and Agency Securities (Cost $ 90,778,420 ) ...............
90,781,704
Total Short Term Investments (Cost $ 90,778,420 ) ..............................
90,781,704
a
Total Investments (Cost $ 7,119,804,531 ) 99.2% ................................
$8,634,513,523
Other Assets, less Liabilities 0.8% ...........................................
64,619,642
Net Assets 100.0% .........................................................
$8,699,133,165
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2024. See Note 1(f).
c
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At December 31, 2024, the value of this security was $164,706,355, repre-
senting 1.9% of net assets.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $20,764,036, representing 0.2% of net assets.
e
See Note 1(g) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The rate shown represents the yield at period end.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,095 $ 272,048,844 3/17/25 $ 5,581,208
Total Futures Contracts ...................................................................... $5,581,208
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 30,525,659 33,517,779 1/13/25 $ — $ (1,884,928)
Euro ............. BOFA Sell 120,497,626 131,572,322 1/13/25 6,704,147 —
Euro ............. HSBK Sell 17,076,438 18,680,411 1/13/25 984,596 —
Euro ............. UBSW Buy 32,022,718 34,564,040 1/13/25 — (1,379,832)
Euro ............. UBSW Sell 23,851,299 25,100,922 1/13/25 384,517 —
Euro ............. WFLA Sell 124,616,582 136,057,631 1/13/25 6,921,102 —
Japanese Yen ...... UBSW Sell 22,153,871,645 144,922,051 2/20/25 3,326,910 —
South Korean Won .. HSBK Buy 17,225,464,464 12,252,144 4/29/25 — (536,072)
South Korean Won .. HSBK Sell 81,396,311,123 59,011,153 4/29/25 3,648,638 —
South Korean Won .. UBSW Sell 81,361,131,541 59,144,203 4/29/25 3,805,616 —
Total Forward Exchange Contracts ................................................... $25,775,526 $(3,800,832)
Net unrealized appreciation (depreciation) ............................................ $21,974,694
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 89 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.97 $21.07 $21.91 $19.49 $21.31
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.50 0.60 0.58 0.56
c
Net realized and unrealized gains (losses) ........... 0.37 2.94 (0.74) 2.61 (1.92)
Total from investment operations .................... 0.90 3.44 (0.14) 3.19 (1.36)
Less distributions from:
Net investment income .......................... (0.74) (0.54) (0.70) (0.77) (0.46)
Net asset value, end of year ....................... $24.13 $23.97 $21.07 $21.91 $19.49
Total return .................................... 3.67% 16.49% (0.51)% 16.49% (6.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 0.97% 1.00% 1.07% 1.08%
Expenses net of waiver and payments by affiliates ....... 0.95% 0.97%
d,e
1.00%
d,e
1.07%
d,e
1.08%
d,e
Net investment income ........................... 2.09% 2.23% 2.87% 2.71% 3.19%
c
Supplemental data
Net assets, end of year (000’s) ..................... $465,449 $480,409 $414,151 $457,644 $450,864
Portfolio turnover rate ............................ 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.19 $20.41 $21.24 $18.91 $20.67
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.44 0.53 0.51 0.54
c
Net realized and unrealized gains (losses) ........... 0.36 2.82 (0.72) 2.54 (1.91)
Total from investment operations .................... 0.81 3.26 (0.19) 3.05 (1.37)
Less distributions from:
Net investment income .......................... (0.68) (0.48) (0.64) (0.72) (0.39)
Net asset value, end of year ....................... $23.32 $23.19 $20.41 $21.24 $18.91
Total return
d
................................... 3.40% 16.16% (0.73)% 16.23% (6.50)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.22% 1.25% 1.32% 1.33%
Expenses net of waiver and payments by affiliates ....... 1.20% 1.22%
e,f
1.25%
e,f
1.32%
e,f
1.33%
e,f
Net investment income ........................... 1.84% 1.99% 2.60% 2.45% 3.14%
c
Supplemental data
Net assets, end of year (000’s) ..................... $277,513 $287,258 $256,163 $281,685 $272,579
Portfolio turnover rate ............................ 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.72 $20.83 $21.60 $19.17 $20.93
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.30 0.39 0.38 0.38
c
Net realized and unrealized gains (losses) ........... 0.36 2.85 (0.73) 2.54 (1.90)
Total from investment operations .................... 0.64 3.15 (0.34) 2.92 (1.52)
Less distributions from:
Net investment income .......................... (0.45) (0.26) (0.43) (0.49) (0.24)
Net asset value, end of year ....................... $23.91 $23.72 $20.83 $21.60 $19.17
Total return
d
................................... 2.62% 15.24% (1.42)% 15.32% (7.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.99% 1.97% 2.00% 2.07% 2.08%
Expenses net of waiver and payments by affiliates ....... 1.95% 1.97%
e,f
2.00%
e,f
2.07%
e,f
2.08%
e,f
Net investment income ........................... 1.12% 1.35% 1.91% 1.83% 2.18%
c
Supplemental data
Net assets, end of year (000’s) ..................... $6,284 $8,769 $15,190 $24,236 $34,693
Portfolio turnover rate ............................ 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.61 $19.90 $20.75 $18.49 $20.27
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.34 0.44 0.45 0.53
c
Net realized and unrealized gains (losses) ........... 0.42 2.79 (0.68) 2.48 (1.92)
Total from investment operations .................... 0.73 3.13 (0.24) 2.93 (1.39)
Less distributions from:
Net investment income .......................... (0.66) (0.42) (0.61) (0.67) (0.39)
Net asset value, end of year ....................... $22.68 $22.61 $19.90 $20.75 $18.49
Total return .................................... 3.16% 15.88% (1.03)% 15.96% (6.76)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.49% 1.47% 1.49% 1.58% 1.59%
Expenses net of waiver and payments by affiliates ....... 1.45% 1.47%
d,e
1.49%
d,e
1.58%
d,e
1.59%
d,e
Net investment income ........................... 1.32% 1.58% 2.23% 2.21% 3.19%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,707 $783 $623 $639 $714
Portfolio turnover rate ............................ 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.95 $21.05 $21.88 $19.47 $21.29
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.63 0.62 0.60 0.64
c
Net realized and unrealized gains (losses) ........... 0.42 2.81 (0.73) 2.60 (1.97)
Total from investment operations .................... 0.91 3.44 (0.11) 3.20 (1.33)
Less distributions from:
Net investment income .......................... (0.75) (0.54) (0.72) (0.79) (0.49)
Net asset value, end of year ....................... $24.11 $23.95 $21.05 $21.88 $19.47
Total return .................................... 3.74% 16.53% (0.38)% 16.56% (6.10)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.93% 0.92% 1.02% 1.00%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.90%
d
0.91%
d
0.99%
d
0.97%
d
Net investment income ........................... 1.96% 2.78% 2.96% 2.78% 3.61%
c
Supplemental data
Net assets, end of year (000’s) ..................... $22,723 $9,950 $33,306 $35,798 $33,407
Portfolio turnover rate ............................ 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2024
Franklin Mutual International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Aerospace & Defense 5.3%
Airbus SE ......................................... France 89,086 $ 14,265,430
Babcock International Group plc ........................ United Kingdom 1,764,831 11,038,772
Melrose Industries plc ................................ United Kingdom 2,280,146 15,756,683
41,060,885
Air Freight & Logistics 1.8%
Deutsche Post AG ................................... Germany 390,664 13,791,373
Automobile Components 2.7%
Denso Corp. ....................................... Japan 1,520,169 20,958,568
Banks 9.9%
BNP Paribas SA .................................... France 379,728 23,314,095
CaixaBank SA ...................................... Spain 1,104,476 5,996,391
DBS Group Holdings Ltd. ............................. Singapore 757,669 24,279,856
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,942,298 22,675,756
76,266,098
Beverages 3.1%
Coca-Cola HBC AG ................................. Italy 310,887 10,620,509
Heineken NV ...................................... Netherlands 191,088 13,618,686
24,239,195
Capital Markets 8.8%
Deutsche Bank AG .................................. Germany 1,461,015 25,212,590
SBI Holdings, Inc. ................................... Japan 862,718 21,668,091
St. James's Place plc ................................ United Kingdom 1,994,114 21,589,819
68,470,500
Chemicals 1.5%
a
Covestro AG ....................................... Germany 192,296 11,553,009
Consumer Staples Distribution & Retail 2.9%
Seven & i Holdings Co. Ltd. ............................ Japan 655,325 10,273,944
a,b
Zabka Group SA .................................... Luxembourg 2,694,935 12,560,529
22,834,473
Diversified Telecommunication Services 5.3%
Deutsche Telekom AG ................................ Germany 595,307 17,837,242
Hellenic Telecommunications Organization SA .............. Greece 593,697 9,141,165
Koninklijke KPN NV ................................. Netherlands 3,752,354 13,682,738
40,661,145
Electrical Equipment 1.0%
Mitsubishi Electric Corp. .............................. Japan 468,594 7,912,562
Electronic Equipment, Instruments & Components 1.6%
Murata Manufacturing Co. Ltd. ......................... Japan 788,098 12,503,041
Energy Equipment & Services 2.9%
Schlumberger NV ................................... United States 577,791 22,152,507
Health Care Equipment & Supplies 1.8%
Olympus Corp. ..................................... Japan 920,916 13,749,506
Household Durables 1.8%
Sony Group Corp. ................................... Japan 680,823 14,348,723
Household Products 1.5%
Reckitt Benckiser Group plc ........................... United Kingdom 194,623 11,780,681

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 2.0%
Siemens AG ....................................... Germany 77,694 $ 15,149,922
Insurance 7.2%
ASR Nederland NV .................................. Netherlands 360,384 17,140,559
Direct Line Insurance Group plc ........................ United Kingdom 1,379,825 4,415,243
NN Group NV ...................................... Netherlands 312,585 13,631,388
Prudential plc ...................................... Hong Kong 2,593,420 20,581,454
55,768,644
Interactive Media & Services 1.6%
c
Tencent Holdings Ltd. ................................ China 233,873 12,482,463
IT Services 1.5%
Capgemini SE ...................................... France 71,463 11,671,888
Metals & Mining 3.7%
Norsk Hydro ASA ................................... Norway 2,593,508 14,266,062
Rio Tinto plc ....................................... Australia 242,368 14,307,002
28,573,064
Multi-Utilities 1.9%
National Grid plc .................................... United Kingdom 1,242,770 14,764,424
Oil, Gas & Consumable Fuels 6.3%
BP plc ............................................ United States 5,412,553 26,754,084
Shell plc .......................................... United States 705,991 22,006,447
48,760,531
Personal Care Products 2.0%
Haleon plc ........................................ United States 3,226,978 15,215,696
Pharmaceuticals 8.4%
GSK plc .......................................... United States 994,212 16,769,650
Novartis AG ....................................... Switzerland 245,732 23,923,804
Roche Holding AG .................................. United States 86,776 24,263,155
64,956,609
Professional Services 2.3%
Teleperformance SE ................................. France 208,921 17,919,820
Semiconductors & Semiconductor Equipment 1.9%
a
Renesas Electronics Corp. ............................ Japan 1,134,375 14,355,546
Technology Hardware, Storage & Peripherals 1.7%
Samsung Electronics Co. Ltd. .......................... South Korea 377,314 13,465,134
Textiles, Apparel & Luxury Goods 3.9%
Cie Financiere Richemont SA .......................... Switzerland 98,553 14,908,527
Kering SA ......................................... France 61,878 15,283,585
30,192,112
Trading Companies & Distributors 2.6%
AerCap Holdings NV ................................. Ireland 208,627 19,965,604
Total Common Stocks (Cost $ 684,087,695 ) ...................................
765,523,723

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 89 .
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
d
FHLB , 4.2%, 1/02/25 ................................. United States 5,200,000 $ 5,198,787
d,e
U.S. Treasury Bills , 4.16%, 6/12/25 ...................... United States 2,500,000 2,453,787
Total U.S. Government and Agency Securities (Cost $ 7,652,540 ) ................
7,652,574
Total Short Term Investments (Cost $ 7,652,540 ) ...............................
7,652,574
a
Total Investments (Cost $ 691,740,235 ) 99.9% .................................
$773,176,297
Securities Sold Short (0.1) % ................................................
(1,095,553)
Other Assets, less Liabilities 0.2% ...........................................
1,595,505
Net Assets 100.0% .........................................................
$773,676,249
a a a
Shares
f
Securities Sold Short ( 0 .1 ) %
Common Stocks (0.1)%
Insurance (0.1)%
Aviva plc .......................................... United Kingdom 186,919 (1,095,553)
Total Common Stocks (Proceeds $ (1,143,312) ) ................................
(1,095,553)
Total Securities Sold Short (Proceeds $ (1,143,312) ) ...........................
$(1,095,553)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
c
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At December 31, 2024, the value of this security was $12,482,463, represent-
ing 1.6% of net assets.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for securities sold short. At December 31, 2024, the value of this security pledged amounted to $2,453,787, representing 0.3% of net assets.
f
See Note 1(e) regarding securities sold short.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.68 $12.96 $14.46 $13.31 $14.06
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.57 0.50 0.23 0.40
c
Net realized and unrealized gains (losses) ........... 0.63 0.78 (1.51) 1.29 (0.66)
Total from investment operations .................... 1.21 1.35 (1.01) 1.52 (0.26)
Less distributions from:
Net investment income .......................... (0.72) (0.63) (0.49) (0.37) (0.49)
Net asset value, end of year ....................... $14.17 $13.68 $12.96 $14.46 $13.31
Total return .................................... 8.80% 10.51% (6.86)% 11.51% (1.83)%
Ratios to average net assets
Expenses
d
.................................... 0.77% 0.80%
e,f
0.78%
e,f
0.87%
e,f
0.81%
e,f
Expenses - incurred in connection with securities sold short —% 0.03% 0.02% 0.06% 0.02%
Net investment income ........................... 3.97% 4.31% 3.60% 1.59% 3.22%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,960,398 $2,026,136 $2,047,788 $2,397,948 $2,472,118
Portfolio turnover rate ............................ 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.44 $12.74 $14.22 $13.09 $13.84
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.53 0.46 0.19 0.37
c
Net realized and unrealized gains (losses) ........... 0.61 0.77 (1.48) 1.28 (0.67)
Total from investment operations .................... 1.14 1.30 (1.02) 1.47 (0.30)
Less distributions from:
Net investment income .......................... (0.68) (0.60) (0.46) (0.34) (0.45)
Net asset value, end of year ....................... $13.90 $13.44 $12.74 $14.22 $13.09
Total return
d
................................... 8.61% 10.26% (7.16)% 11.26% (2.12)%
Ratios to average net assets
Expenses
e
.................................... 1.02% 1.05%
f,g
1.03%
f,g
1.12%
f,g
1.06%
f,g
Expenses - incurred in connection with securities sold short —% 0.03% 0.02% 0.06% 0.02%
Net investment income ........................... 3.73% 4.06% 3.35% 1.34% 2.98%
c
Supplemental data
Net assets, end of year (000’s) ..................... $549,338 $584,271 $617,190 $723,791 $760,173
Portfolio turnover rate ............................ 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.41 $12.71 $14.17 $13.01 $13.73
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.43 0.35 0.08 0.27
c
Net realized and unrealized gains (losses) ........... 0.62 0.75 (1.47) 1.27 (0.66)
Total from investment operations .................... 1.04 1.18 (1.12) 1.35 (0.39)
Less distributions from:
Net investment income .......................... (0.56) (0.48) (0.34) (0.19) (0.33)
Net asset value, end of year ....................... $13.89 $13.41 $12.71 $14.17 $13.01
Total return
d
................................... 7.77% 9.47% (7.88)% 10.42% (2.83)%
Ratios to average net assets
Expenses
e
.................................... 1.76% 1.80%
f,g
1.78%
f,g
1.87%
f,g
1.81%
f,g
Expenses - incurred in connection with securities sold short —% 0.03% 0.02% 0.06% 0.02%
Net investment income ........................... 2.99% 3.30% 2.57% 0.55% 2.24%
c
Supplemental data
Net assets, end of year (000’s) ..................... $22,775 $27,863 $33,039 $44,228 $65,715
Portfolio turnover rate ............................ 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.20 $12.52 $13.98 $12.87 $13.61
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.49 0.45 0.15 0.33
c
Net realized and unrealized gains (losses) ........... 0.60 0.75 (1.49) 1.27 (0.66)
Total from investment operations .................... 1.09 1.24 (1.04) 1.42 (0.33)
Less distributions from:
Net investment income .......................... (0.65) (0.56) (0.42) (0.31) (0.41)
Net asset value, end of year ....................... $13.64 $13.20 $12.52 $13.98 $12.87
Total return .................................... 8.27% 10.01% (7.44)% 11.05% (2.38)%
Ratios to average net assets
Expenses
d
.................................... 1.27% 1.30%
e,f
1.27%
e,f
1.37%
e,f
1.31%
e,f
Expenses - incurred in connection with securities sold short —% 0.03% 0.02% 0.06% 0.02%
Net investment income ........................... 3.48% 3.81% 3.39% 1.10% 2.72%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,700 $2,742 $3,725 $2,643 $2,495
Portfolio turnover rate ............................ 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.66 $12.95 $14.45 $13.29 $14.05
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.57 0.51 0.23 0.41
c
Net realized and unrealized gains (losses) ........... 0.64 0.78 (1.51) 1.31 (0.68)
Total from investment operations .................... 1.22 1.35 (1.00) 1.54 (0.27)
Less distributions from:
Net investment income .......................... (0.73) (0.64) (0.50) (0.38) (0.49)
Net asset value, end of year ....................... $14.15 $13.66 $12.95 $14.45 $13.29
Total return .................................... 8.86% 10.57% (6.88)% 11.67% (1.79)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.75% 0.79% 0.76% 0.87% 0.79%
Expenses net of waiver and payments by affiliates
d
...... 0.72% 0.75%
e
0.72%
e
0.82%
e
0.75%
e
Expenses - incurred in connection with securities sold short —% 0.03% 0.02% 0.06% 0.02%
Net investment income ........................... 4.02% 4.35% 3.65% 1.63% 3.28%
c
Supplemental data
Net assets, end of year (000’s) ..................... $29,269 $30,994 $32,109 $39,292 $47,970
Portfolio turnover rate ............................ 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2024
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.3%
Air Freight & Logistics 1.5%
United Parcel Service, Inc. , B .......................... United States 309,335 $ 39,007,144
Automobile Components 4.0%
a
Aptiv plc .......................................... Jersey 684,801 41,416,764
Denso Corp. ....................................... Japan 2,169,084 29,905,159
Lear Corp. ........................................ United States 330,023 31,253,178
102,575,101
Banks 5.2%
Bank of America Corp. ............................... United States 709,130 31,166,263
BNP Paribas SA .................................... France 641,267 39,371,760
PNC Financial Services Group, Inc. (The) ................. United States 158,687 30,602,788
b
Wells Fargo & Co. ................................... United States 449,545 31,576,041
132,716,852
Beverages 1.5%
Heineken NV ...................................... Netherlands 524,561 37,385,034
Building Products 1.1%
Johnson Controls International plc ....................... United States 358,297 28,280,382
Capital Markets 1.3%
St. James's Place plc ................................ United Kingdom 2,979,942 32,263,155
Chemicals 2.6%
Avient Corp. ....................................... United States 878,789 35,907,319
a
Covestro AG ....................................... Germany 512,327 30,780,247
66,687,566
Communications Equipment 3.6%
Cisco Systems, Inc. ................................. United States 572,302 33,880,278
a,c,d,e
Inclusive Language Services LLC, Membership Interests , B .... United States 106,532 55,505,900
Juniper Networks, Inc. ................................ United States 99,868 3,740,057
93,126,235
Construction & Engineering 1.6%
a
WillScot Holdings Corp. ............................... United States 1,220,899 40,839,072
Consumer Staples Distribution & Retail 0.1%
Dollar General Corp. ................................. United States 36,399 2,759,772
Containers & Packaging 1.4%
DS Smith plc ....................................... United Kingdom 2,793,678 18,894,507
International Paper Co. ............................... United States 313,195 16,856,155
35,750,662
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG ................................ Germany 1,062,105 31,823,957
a
Frontier Communications Parent, Inc. .................... United States 279,418 9,695,804
a,c,d
Windstream Holdings, Inc. ............................. United States 1,714,983 30,751,158
72,270,919
Electric Utilities 3.4%
Entergy Corp. ...................................... United States 405,457 30,741,750
Evergy, Inc. ........................................ United States 341,865 21,041,791
PPL Corp. ......................................... United States 1,132,445 36,759,164
88,542,705

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 3.0%
Baker Hughes Co. , A ................................. United States 1,039,777 $ 42,651,652
Schlumberger NV ................................... United States 899,987 34,505,502
77,157,154
Entertainment 1.5%
Walt Disney Co. (The) ................................ United States 342,477 38,134,814
Financial Services 3.6%
Apollo Global Management, Inc. ........................ United States 152,174 25,133,058
Global Payments, Inc. ................................ United States 375,678 42,098,477
Voya Financial, Inc. .................................. United States 349,041 24,024,492
91,256,027
Food Products 2.9%
Danone SA ........................................ France 503,988 34,059,389
Kellanova ......................................... United States 499,129 40,414,475
74,473,864
Health Care Equipment & Supplies 2.1%
Medtronic plc ...................................... United States 351,935 28,112,568
Zimmer Biomet Holdings, Inc. .......................... United States 247,012 26,091,877
54,204,445
Health Care Providers & Services 4.1%
b
CVS Health Corp. ................................... United States 556,494 24,981,016
Elevance Health, Inc. ................................ United States 102,312 37,742,897
a
Fresenius SE & Co. KGaA ............................. Germany 718,432 24,937,474
Humana, Inc. ...................................... United States 64,639 16,399,561
104,060,948
Household Products 1.7%
Reckitt Benckiser Group plc ........................... United Kingdom 739,708 44,775,097
Insurance 8.2%
ASR Nederland NV .................................. Netherlands 832,528 39,596,639
Direct Line Insurance Group plc ........................ United Kingdom 4,630,044 14,815,479
Everest Group Ltd. .................................. United States 146,503 53,101,477
Hartford Financial Services Group, Inc. (The) .............. United States 262,934 28,764,980
Progressive Corp. (The) .............................. United States 151,976 36,414,969
Prudential plc ...................................... Hong Kong 4,632,311 36,762,151
209,455,695
Media 1.4%
a,b
Charter Communications, Inc. , A ........................ United States 98,317 33,700,118
a
Clear Channel Outdoor Holdings, Inc. .................... United States 2,405,414 3,295,417
a,c,d
Tenerity, Inc. ....................................... United States 1 26
36,995,561
Metals & Mining 2.4%
Anglo American plc .................................. South Africa 600,441 17,753,338
Rio Tinto plc ....................................... Australia 745,439 44,003,323
61,756,661
Oil, Gas & Consumable Fuels 3.1%
BP plc ............................................ United States 9,361,336 46,272,796
EOG Resources, Inc. ................................ United States 267,610 32,803,634
79,076,430

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 1.4%
Kenvue, Inc. ....................................... United States 1,696,259 $ 36,215,130
Pharmaceuticals 5.4%
GSK plc .......................................... United States 2,160,803 36,446,865
Merck & Co., Inc. ................................... United States 355,329 35,348,129
Novartis AG , ADR ................................... Switzerland 288,356 28,059,922
Roche Holding AG .................................. United States 134,038 37,477,930
137,332,846
Professional Services 1.2%
SS&C Technologies Holdings, Inc. ....................... United States 395,764 29,990,996
Semiconductors & Semiconductor Equipment 0.5%
a
Renesas Electronics Corp. ............................ Japan 1,063,497 13,458,583
Software 1.1%
a
Aspen Technology, Inc. ............................... United States 111,360 27,798,797
Specialized REITs 1.3%
American Tower Corp. ................................ United States 182,558 33,482,963
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ............................ United States 27,611 6,318,501
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd. .......................... South Korea 903,439 32,240,858
Tobacco 1.3%
British American Tobacco plc ........................... United Kingdom 913,157 32,951,029
Trading Companies & Distributors 1.4%
AerCap Holdings NV ................................. Ireland 378,970 36,267,429
Wireless Telecommunication Services 0.1%
a
Intelsat SA ........................................ Luxembourg 106,029 3,227,258
Total Common Stocks (Cost $ 1,829,207,928 ) ..................................
2,032,835,685
Warrants
Warrants 0.0%
†
Wireless Telecommunication Services 0.0%
†
a
Intelsat Emergence SA , 2/17/27 ........................ Luxembourg 323,376 982,003
982,003
Total Warrants (Cost $ 1,736,986 ) ............................................
982,003
Principal
Amount
*
Corporate Bonds 3.0%
Diversified REITs 0.2%
f
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital
LLC , Senior Secured Note , 144A, 10.5%, 2/15/28 .......... United States 5,000,000 5,336,577
Media 0.6%
f
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.5%,
6/01/29 ......................................... United States 13,500,000 11,828,212
f
DISH Network Corp. , Senior Secured Note , 144A, 11.75%,
11/15/27 ........................................ United States 2,000,000 2,120,794
13,949,006

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.0%
†
f
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%,
5/15/29 ......................................... United States 325,000 $ 341,431
Specialty Retail 2.2%
f
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875%, 5/01/29 . United States 51,000,000 31,191,924
f
Staples, Inc. ,
Secured Note , 144A, 12.75%, 1/15/30 .................. United States 22,000,000 17,229,403
Senior Secured Note , 144A, 10.75%, 9/01/29 ............ United States 8,000,000 7,880,287
56,301,614
Total Corporate Bonds (Cost $ 76,918,053 ) ....................................
75,928,628
g
Senior Floating Rate Interests 14.7%
Aerospace & Defense 0.5%
h
TransDigm, Inc., First Lien, CME Term Loan, 1 , 7.079% , ( 3-month
SOFR + 2.75% ), 8/24/28 ............................ United States 12,922,500 12,978,390
h
Commercial Services & Supplies 3.2%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.508% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 48,006,351 43,162,991
i
Neptune Bidco US, Inc., Second Lien, CME Term Loan , 14.508% ,
( 3-month SOFR + 9.75% ), 10/11/29 .................... United States 38,000,000 38,190,000
81,352,991
a a a a a a
Communications Equipment 5.1%
c ,e ,j
Sorenson Communications LLC, First Lien, Term Loan, B ,
PIK, 8% , 4/01/30 .................................. United States 117,726,177 101,849,438
PIK, 10% , 4/01/30 ................................. United States 30,192,923 30,350,971
132,200,409
a a a a a a
Financial Services 1.1%
h,j
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan , PIK, 6.093% , ( 3-month SOFR + 1.5% ), 2/28/25 .. Luxembourg 30,942,481 28,537,834
Media 0.1%
h,k
Loyalty Ventures, Inc., First Lien, Term Loan, B , 13% , ( PRIME +
5.5% ), 11/03/27 ................................... United States 26,135,994 2,058,210
h
Passenger Airlines 2.3%
i
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 38,966,667 40,069,229
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.959% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 17,878,236 17,934,105
58,003,334
a a a a a a
Professional Services 0.3%
h
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.971% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 7,602,137 7,519,996
h
Specialty Retail 2.1%
i
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 52,416,359 42,442,049
Staples, Inc., First Lien, Closing Date CME Term Loan , 10.177% ,
( 3-month SOFR + 5.75% ), 8/23/29 ..................... United States 12,967,500 12,426,561
54,868,610
a a a a a a
Total Senior Floating Rate Interests (Cost $ 412,553,856 ) .......................
377,519,774

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,c,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 $ —
a,c,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,320,416,823 ) ...........................
2,487,266,090
a
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.2%
m
FHLB , 4.2%, 1/02/25 ................................. United States 50,900,000 50,888,124
m
U.S. Treasury Bills , 4.02%, 2/20/25 ...................... United States 5,000,000 4,971,691
Total U.S. Government and Agency Securities (Cost $ 55,861,738 ) ...............
55,859,815
Total Short Term Investments (Cost $ 55,861,738 ) ..............................
55,859,815
a
Total Investments (Cost $ 2,376,278,561 ) 99.2% ................................
$2,543,125,905
Securities Sold Short (0.1) % ................................................
(3,676,176)
Other Assets, less Liabilities 0.9% ...........................................
25,030,379
Net Assets 100.0% .........................................................
$2,564,480,108
a a a
Shares
n
Securities Sold Short ( 0 .1 ) %
Common Stocks (0.1)%
Insurance (0.1)%
Aviva plc .......................................... United Kingdom 627,215 (3,676,176)
Total Common Stocks (Proceeds $ (3,836,455) ) ................................
(3,676,176)
Total Securities Sold Short (Proceeds $ (3,836,455) ) ...........................
$(3,676,176)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At December 31, 2024, the aggregate value of these securities pledged amounted to $5,241,695, representing 0.2% of net assets.
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 11 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $75,928,628, representing 3.0% of net assets.
g
See Note 1(g) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
Income may be received in additional securities and/or cash.
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
The rate shown represents the yield at period end.
n
See Note 1(e) regarding securities sold short.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 92 $ 11,946,775 3/17/25 $ 245,163
Foreign Exchange GBP/USD ................... Short 20 1,562,875 3/17/25 30,388
Total Futures Contracts ...................................................................... $275,551
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 18,316,903 19,982,805 1/13/25 $ 1,001,533 $ —
Euro ............. UBSW Buy 2,931,144 3,208,167 1/13/25 — (170,708)
Euro ............. UBSW Sell 186,666 198,275 1/13/25 4,838 —
Euro ............. WFLA Sell 21,621,712 23,585,638 1/13/25 1,179,688 —
British Pound ...... WFLA Buy 850,163 1,075,557 1/21/25 — (11,406)
British Pound ...... WFLA Sell 21,912,891 27,825,858 1/21/25 397,450 —
South Korean Won .. HSBK Buy 2,203,487,721 1,569,466 4/29/25 — (70,742)
South Korean Won .. HSBK Sell 38,250,703,821 27,697,712 4/29/25 1,681,113 —
Total Forward Exchange Contracts ................................................... $4,264,622 $(252,856)
Net unrealized appreciation (depreciation) ............................................ $4,011,766
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 89 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.53 $22.86 $27.09 $25.33 $27.56
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.51 0.43 0.39 0.83
c
Net realized and unrealized gains (losses) ........... 2.27 2.61 (2.45) 4.43 (2.11)
Total from investment operations .................... 2.82 3.12 (2.02) 4.82 (1.28)
Less distributions from:
Net investment income .......................... (0.52) (0.50) (0.37) (0.94) (0.53)
Net realized gains ............................. (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ............................... (2.42) (1.45) (2.21) (3.06) (0.95)
Net asset value, end of year ....................... $24.93 $24.53 $22.86 $27.09 $25.33
Total return .................................... 11.51% 13.93% (7.11)% 19.34% (4.34)%
Ratios to average net assets
Expenses
d
.................................... 0.75% 0.75%
e,f
0.75%
e
0.81%
e,f
0.80%
e,f
Expenses - incurred in connection with securities sold short —% —%
g
—%
g
0.02% 0.02%
Net investment income ........................... 2.07% 2.16% 1.70% 1.36% 3.56%
c
Supplemental data
Net assets, end of year (000’s) ..................... $3,946,804 $3,894,722 $3,785,598 $4,717,528 $4,376,135
Portfolio turnover rate ............................ 33.08% 35.16% 59.69% 41.18%
h
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.16 $22.54 $26.75 $25.04 $27.26
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.45 0.36 0.31 0.76
c
Net realized and unrealized gains (losses) ........... 2.24 2.57 (2.42) 4.39 (2.10)
Total from investment operations .................... 2.71 3.02 (2.06) 4.70 (1.34)
Less distributions from:
Net investment income .......................... (0.45) (0.45) (0.31) (0.87) (0.46)
Net realized gains ............................. (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ............................... (2.35) (1.40) (2.15) (2.99) (0.88)
Net asset value, end of year ....................... $24.52 $24.16 $22.54 $26.75 $25.04
Total return
d
................................... 11.23% 13.64% (7.35)% 19.07% (4.60)%
Ratios to average net assets
Expenses
e
.................................... 1.00% 1.00%
f,g
1.00%
f
1.06%
f,g
1.05%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.02%
Net investment income ........................... 1.83% 1.91% 1.45% 1.11% 3.32%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,688,933 $2,726,473 $2,601,790 $3,125,320 $2,965,127
Portfolio turnover rate ............................ 33.08% 35.16% 59.69% 41.18%
i
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.43 $22.55 $26.75 $25.02 $27.22
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.17 0.10 0.60
c
Net realized and unrealized gains (losses) ........... 2.26 2.59 (2.41) 4.37 (2.12)
Total from investment operations .................... 2.54 2.85 (2.24) 4.47 (1.52)
Less distributions from:
Net investment income .......................... (0.21) (0.02) (0.12) (0.62) (0.26)
Net realized gains ............................. (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ............................... (2.11) (0.97) (1.96) (2.74) (0.68)
Net asset value, end of year ....................... $24.86 $24.43 $22.55 $26.75 $25.02
Total return
d
................................... 10.42% 12.85% (8.04)% 18.13% (5.29)%
Ratios to average net assets
Expenses
e
.................................... 1.75% 1.75%
f,g
1.75%
f
1.81%
f,g
1.80%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.02%
Net investment income ........................... 1.08% 1.10% 0.69% 0.35% 2.63%
c
Supplemental data
Net assets, end of year (000’s) ..................... $37,704 $47,522 $158,150 $192,660 $206,196
Portfolio turnover rate ............................ 33.08% 35.16% 59.69% 41.18%
i
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.06 $22.45 $26.65 $24.96 $27.17
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.39 0.29 0.24 0.70
c
Net realized and unrealized gains (losses) ........... 2.23 2.55 (2.40) 4.36 (2.09)
Total from investment operations .................... 2.64 2.94 (2.11) 4.60 (1.39)
Less distributions from:
Net investment income .......................... (0.38) (0.38) (0.25) (0.79) (0.40)
Net realized gains ............................. (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ............................... (2.28) (1.33) (2.09) (2.91) (0.82)
Net asset value, end of year ....................... $24.42 $24.06 $22.45 $26.65 $24.96
Total return .................................... 10.99% 13.36% (7.60)% 18.75% (4.80)%
Ratios to average net assets
Expenses
d
.................................... 1.25% 1.25%
e,f
1.25%
e
1.31%
e,f
1.30%
e,f
Expenses - incurred in connection with securities sold short —% —%
g
—%
g
0.02% 0.02%
Net investment income ........................... 1.58% 1.66% 1.19% 0.86% 3.06%
c
Supplemental data
Net assets, end of year (000’s) ..................... $36,870 $38,681 $38,759 $49,843 $48,216
Portfolio turnover rate ............................ 33.08% 35.16% 59.69% 41.18%
h
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.51 $22.84 $27.07 $25.32 $27.55
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.52 0.44 0.39 0.83
c
Net realized and unrealized gains (losses) ........... 2.27 2.62 (2.44) 4.43 (2.09)
Total from investment operations .................... 2.83 3.14 (2.00) 4.82 (1.26)
Less distributions from:
Net investment income .......................... (0.53) (0.52) (0.39) (0.95) (0.55)
Net realized gains ............................. (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ............................... (2.43) (1.47) (2.23) (3.07) (0.97)
Net asset value, end of year ....................... $24.91 $24.51 $22.84 $27.07 $25.32
Total return .................................... 11.57% 14.00% (7.05)% 19.37% (4.27)%
Ratios to average net assets
Expenses
d
.................................... 0.70% 0.71%
e,f
0.68%
e
0.74%
e,f
0.72%
e,f
Expenses - incurred in connection with securities sold short —% —%
g
—%
g
0.02% 0.02%
Net investment income ........................... 2.12% 2.21% 1.76% 1.40% 3.57%
c
Supplemental data
Net assets, end of year (000’s) ..................... $329,655 $302,249 $286,332 $372,115 $1,449,696
Portfolio turnover rate ............................ 33.08% 35.16% 59.69% 41.18%
h
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2024
Franklin Mutual Shares Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Air Freight & Logistics 1.8%
United Parcel Service, Inc. , B .......................... United States 980,598 $ 123,653,408
Automobile Components 1.3%
a
Aptiv plc .......................................... Jersey 1,537,771 93,004,390
Automobiles 1.5%
General Motors Co. .................................. United States 2,014,343 107,304,052
Banks 9.2%
Bank of America Corp. ............................... United States 5,091,310 223,763,074
BNP Paribas SA .................................... France 1,197,368 73,514,598
JPMorgan Chase & Co. ............................... United States 843,604 202,220,315
PNC Financial Services Group, Inc. (The) ................. United States 766,110 147,744,314
647,242,301
Building Products 1.4%
Johnson Controls International plc ....................... United States 1,269,668 100,214,895
Capital Markets 2.1%
BlackRock, Inc. ..................................... United States 141,105 144,648,147
Communications Equipment 2.0%
Cisco Systems, Inc. ................................. United States 2,348,551 139,034,219
Construction & Engineering 1.4%
a
WillScot Holdings Corp. ............................... United States 2,931,903 98,072,155
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 688,002 122,684,517
Consumer Staples Distribution & Retail 2.0%
Dollar General Corp. ................................. United States 378,509 28,698,553
Target Corp. ....................................... United States 827,418 111,850,365
140,548,918
Containers & Packaging 2.5%
DS Smith plc ....................................... United Kingdom 6,669,994 45,111,230
International Paper Co. ............................... United States 2,417,589 130,114,640
175,225,870
Diversified Telecommunication Services 0.6%
a,b,c
Windstream Holdings, Inc. ............................. United States 2,243,497 40,227,880
Electric Utilities 4.0%
Entergy Corp. ...................................... United States 1,956,222 148,320,752
PPL Corp. ......................................... United States 4,005,114 130,006,001
278,326,753
Electronic Equipment, Instruments & Components 1.7%
a
Flex Ltd. .......................................... United States 3,085,937 118,469,121
Energy Equipment & Services 1.8%
Schlumberger NV ................................... United States 3,298,162 126,451,531
Entertainment 2.0%
Walt Disney Co. (The) ................................ United States 1,278,543 142,365,763
Financial Services 7.3%
Apollo Global Management, Inc. ........................ United States 610,661 100,856,771
a
Fiserv, Inc. ........................................ United States 709,486 145,742,614
Global Payments, Inc. ................................ United States 1,357,935 152,170,196

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Voya Financial, Inc. .................................. United States 1,699,687 $ 116,989,456
515,759,037
Food Products 0.7%
Kellanova ......................................... United States 646,857 52,376,011
Health Care Equipment & Supplies 4.3%
Baxter International, Inc. .............................. United States 3,310,797 96,542,841
Medtronic plc ...................................... United States 1,621,701 129,541,476
Zimmer Biomet Holdings, Inc. .......................... United States 702,440 74,198,737
300,283,054
Health Care Providers & Services 3.9%
CVS Health Corp. ................................... United States 2,224,302 99,848,917
Elevance Health, Inc. ................................ United States 296,743 109,468,492
Humana, Inc. ...................................... United States 263,959 66,969,038
276,286,447
Household Durables 1.4%
DR Horton, Inc. ..................................... United States 698,803 97,706,635
Insurance 3.5%
Everest Group Ltd. .................................. United States 356,787 129,321,016
Progressive Corp. (The) .............................. United States 491,882 117,859,846
247,180,862
Machinery 2.5%
Dover Corp. ....................................... United States 596,818 111,963,057
Parker-Hannifin Corp. ................................ United States 96,821 61,581,060
173,544,117
Media 4.0%
a
Charter Communications, Inc. , A ........................ United States 422,838 144,936,181
Comcast Corp. , A ................................... United States 3,652,418 137,075,248
282,011,429
Metals & Mining 1.5%
Rio Tinto plc ....................................... Australia 1,826,346 107,809,349
Oil, Gas & Consumable Fuels 4.9%
Chevron Corp. ..................................... United States 1,086,709 157,398,932
EOG Resources, Inc. ................................ United States 1,269,925 155,667,406
Hess Corp. ........................................ United States 247,708 32,947,641
346,013,979
Personal Care Products 1.7%
Kenvue, Inc. ....................................... United States 5,465,266 116,683,429
Pharmaceuticals 5.5%
GSK plc .......................................... United States 7,485,745 126,264,142
Merck & Co., Inc. ................................... United States 1,450,358 144,281,614
Novartis AG , ADR ................................... Switzerland 1,235,550 120,231,370
390,777,126
Professional Services 3.3%
KBR, Inc. ......................................... United States 1,972,577 114,271,386
SS&C Technologies Holdings, Inc. ....................... United States 1,517,586 115,002,667
229,274,053

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 1.6%
a
CBRE Group, Inc. , A ................................. United States 867,366 $ 113,876,482
Retail REITs 1.8%
Brixmor Property Group, Inc. ........................... United States 4,668,981 129,984,431
Software 3.4%
a
Aspen Technology, Inc. ............................... United States 156,683 39,112,777
Gen Digital, Inc. .................................... United States 3,431,245 93,947,488
Oracle Corp. ....................................... United States 649,314 108,201,685
241,261,950
Specialized REITs 2.1%
American Tower Corp. ................................ United States 822,392 150,834,917
Tobacco 1.6%
British American Tobacco plc ........................... United Kingdom 3,054,245 110,211,623
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 1,397,931 133,781,997
Ferguson Enterprises, Inc. ............................ United States 698,769 121,285,335
255,067,332
Total Common Stocks (Cost $ 5,240,308,693 ) ..................................
6,734,416,183
Principal
Amount
*
Corporate Bonds 0.2%
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%,
5/15/29 ......................................... United States 436,000 458,044
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875%, 5/01/29 . United States 25,700,000 15,718,283
Total Corporate Bonds (Cost $ 16,289,951 ) ....................................
16,176,327
e
Senior Floating Rate Interests 2.6%
f
Commercial Services & Supplies 0.9%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.508% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 37,708,903 33,904,452
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.758% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 34,829,134 31,352,490
65,256,942
a a a a a a
Passenger Airlines 0.6%
f,g
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 37,366,667 38,423,956
Professional Services 0.5%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.971% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 30,926,784 30,592,620
Specialty Retail 0.6%
f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 54,887,286 44,442,784
Total Senior Floating Rate Interests (Cost $ 181,897,278 ) .......................
178,716,302

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 $ —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 5,438,495,922 ) ...........................
6,929,308,812
a
Short Term Investments 1.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
i
FHLB , 4.2%, 1/02/25 ................................. United States 79,800,000 79,781,380
Total U.S. Government and Agency Securities (Cost $ 79,790,912 ) ...............
79,781,380
Total Short Term Investments (Cost $ 79,790,912 ) ..............................
79,781,380
a
Total Investments (Cost $ 5,518,286,834 ) 99.5% ................................
$7,009,090,192
Other Assets, less Liabilities 0.5% ...........................................
30,875,491
Net Assets 100.0% .........................................................
$7,039,965,683
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $16,176,327, representing 0.2% of net assets.
e
See Note 1(g) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The rate shown represents the yield at period end.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
See Abbreviations on page 89 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 299 $ 23,364,981 3/17/25 $ 454,302
Total Futures Contracts ...................................................................... $454,302
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. UBSW Sell 69,219,844 72,732,535 1/13/25 $ 1,002,030 $ —
British Pound ...... WFLA Buy 5,596,389 7,116,738 1/21/25 — (111,727)
British Pound ...... WFLA Sell 22,081,575 28,030,845 1/21/25 391,295 —
Total Forward Exchange Contracts ................................................... $1,393,325 $(111,727)
Net unrealized appreciation (depreciation) ............................................ $1,281,598
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,357,680,998 $7,119,804,531 $691,740,235
Value - Unaffiliated issuers (Includes securities loaned of $—,
$18,434,304 and $—, respectively) .......................... $3,048,873,689 $8,634,513,523 $773,176,297
Cash .................................................. 6,386,760 42,099,103 2,855,351
Receivables:
Investment securities sold ................................. — 872,806 1,173,770
Capital shares sold ...................................... 980,019 1,329,207 114,767
Dividends and interest ................................... 9,468,732 25,253,016 2,982,228
European Union tax reclaims (Note 1 h ) ....................... 56,410 277,932 995,416
Deposits with brokers for:
Securities sold short ................................... — — 1,135,220
Futures contracts ...................................... — 5,005,260 —
Variation margin on futures contracts ......................... — 1,112,969 —
Unrealized appreciation on OTC forward exchange contracts ........ — 25,775,526 —
Other assets ............................................ 849,008 2,926,561 —
Total assets ........................................ 3,066,614,618 8,739,165,903 782,433,049
Liabilities:
Payables:
Investment securities purchased ............................ — 3,613,750 97,575
Capital shares redeemed ................................. 1,750,493 10,259,593 435,131
Management fees ....................................... 1,811,266 6,395,322 250,152
Distribution fees ........................................ 186,130 1,246,983 66,256
Transfer agent fees ...................................... 439,764 1,946,916 226,087
Trustees' fees and expenses ............................... 177,146 788,522 104,785
IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................. — 11,143,307 6,198,857
Securities sold short, at value (proceeds $–, $– and $ 1,143,312 , respectively ) ............................................ — — 1,095,553
Unrealized depreciation on OTC forward exchange contracts ........ — 3,800,832 —
Accrued expenses and other liabilities ......................... 274,814 837,513 282,404
Total liabilities ....................................... 4,639,613 40,032,738 8,756,800
Net assets, at value ............................... $3,061,975,005 $8,699,133,165 $773,676,249
Net assets consist of:
Paid-in capital ........................................... $2,362,488,119 $7,047,140,966 $767,523,151
Total distributable earnings (losses) ........................... 699,486,886 1,651,992,199 6,153,098
Net assets, at value ............................... $3,061,975,005 $8,699,133,165 $773,676,249

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class Z:
Net assets, at value ..................................... $2,039,623,561 $3,037,070,145 $465,448,950
Shares outstanding ...................................... 128,864,272 105,776,301 19,292,809
Net asset value and maximum offering price per share
a
........... $15.83 $28.71 $24.13
Class A:
Net assets, at value ..................................... $788,354,167 $4,949,776,248 $277,513,199
Shares outstanding ...................................... 50,525,326 178,212,357 11,900,423
Net asset value per share
a,b
................................ $15.60 $27.77 $23.32
Maximum offering price per share (net asset value per share ÷
94.50%)
a
.............................................. $16.51 $29.39 $24.68
Class C:
Net assets, at value ..................................... $14,803,149 $137,216,357 $6,283,894
Shares outstanding ...................................... 937,495 4,888,264 262,795
Net asset value and maximum offering price per share
a,b
.......... $15.79 $28.07 $23.91
Class R:
Net assets, at value ..................................... $1,159,796 $106,560,887 $1,706,848
Shares outstanding ...................................... 75,683 3,914,598 75,248
Net asset value and maximum offering price per share
a
........... $15.32 $27.22 $22.68
Class R6:
Net assets, at value ..................................... $218,034,332 $468,509,528 $22,723,358
Shares outstanding ...................................... 13,784,825 16,331,828 942,490
Net asset value and maximum offering price per share
a
........... $15.82 $28.69 $24.11
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,230,708,775 $5,518,286,834
Cost - Non-controlled affiliates (Note 11) ....................................... 145,569,786 —
Value - Unaffiliated issuers ................................................. $2,355,419,596 $7,009,090,192
Value - Non-controlled affiliates (Note 11) ...................................... 187,706,309 —
Cash ................................................................... 28,953,597 44,753,033
Receivables:
Investment securities sold .................................................. 15,355,285 200,000
Capital shares sold ....................................................... 447,249 1,180,095
Dividends and interest .................................................... 10,985,349 16,309,929
European Union tax reclaims (Note 1 h ) ........................................ 690,604 647,046
Deposits with brokers for:
Securities sold short .................................................... 3,765,698 —
Futures contracts ....................................................... 250,715 555,975
Variation margin on futures contracts .......................................... 53,125 63,538
Unrealized appreciation on OTC forward exchange contracts ......................... 4,264,622 1,393,325
Other assets ............................................................. 1,476,559 1,517,276
Total assets ......................................................... 2,609,368,708 7,075,710,409
Liabilities:
Payables:
Investment securities purchased ............................................. 37,283,500 24,542,290
Capital shares redeemed .................................................. 1,220,268 4,256,740
Management fees ........................................................ 1,506,508 4,125,811
Distribution fees ......................................................... 140,843 638,546
Transfer agent fees ....................................................... 347,507 992,414
Trustees' fees and expenses ................................................ 227,923 714,488
Securities sold short, at value (proceeds $3,836,455 and $– , respectively ) ............... 3,676,176 —
Unrealized depreciation on OTC forward exchange contracts ......................... 252,856 111,727
Accrued expenses and other liabilities .......................................... 233,019 362,710
Total liabilities ........................................................ 44,888,600 35,744,726
Net assets, at value ................................................ $2,564,480,108 $7,039,965,683
Net assets consist of:
Paid-in capital ............................................................ $2,928,184,401 $5,407,514,346
Total distributable earnings (losses) ............................................ (363,704,293) 1,632,451,337
Net assets, at value ................................................ $2,564,480,108 $7,039,965,683

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ...................................................... $1,960,397,960 $3,946,804,081
Shares outstanding ....................................................... 138,361,917 158,296,457
Net asset value and maximum offering price per share
a
............................ $14.17 $24.93
Class A:
Net assets, at value ...................................................... $549,338,140 $2,688,933,077
Shares outstanding ....................................................... 39,509,523 109,662,445
Net asset value per share
a,b
................................................. $13.90 $24.52
Maximum offering price per share (net asset value per share ÷ 94.50%)
a
............... $14.71 $25.95
Class C:
Net assets, at value ...................................................... $22,774,696 $37,703,673
Shares outstanding ....................................................... 1,639,252 1,516,935
Net asset value and maximum offering price per share
a,b
........................... $13.89 $24.86
Class R:
Net assets, at value ...................................................... $2,700,254 $36,870,084
Shares outstanding ....................................................... 197,971 1,510,084
Net asset value and maximum offering price per share
a
............................ $13.64 $24.42
Class R6:
Net assets, at value ...................................................... $29,269,058 $329,654,768
Shares outstanding ....................................................... 2,068,718 13,234,242
Net asset value and maximum offering price per share
a
............................ $14.15 $24.91
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Investment income:
Dividends: (net of foreign taxes of $3,309,653, $12,714,714 and
$2,777,349, respectively)
Unaffiliated issuers ...................................... $84,306,660 $237,681,360 $24,058,835
Interest:
Unaffiliated issuers ...................................... 1,827,633 41,588,418 914,520
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — 53,401 —
Other income (Note 1 h ) .................................... 17,905 — 22,638
Less: IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................... — (765,710) (233,652)
Total investment income ................................. 86,152,198 278,557,469 24,762,341
Expenses:
Management fees (Note 3 a ) ................................. 21,717,763 77,657,443 6,528,132
Distribution fees: (Note 3c )
    Class A .............................................. 2,084,056 13,166,728 731,577
    Class C .............................................. 168,172 1,598,229 74,371
    Class R .............................................. 6,060 566,931 6,025
Transfer agent fees: (Note 3e )
    Class Z .............................................. 1,425,883 3,112,739 576,453
    Class A .............................................. 556,622 5,115,459 339,659
    Class C .............................................. 11,258 155,351 8,608
    Class R .............................................. 806 110,084 1,404
    Class R6 ............................................. 53,055 120,745 10,079
Custodian fees .......................................... 72,450 239,444 168,547
Reports to shareholders fees ................................ 91,335 473,222 46,131
Registration and filing fees .................................. 157,837 135,063 119,576
Professional fees ......................................... 188,935 274,989 171,762
Trustees' fees and expenses ................................ 175,834 497,864 49,214
Other .................................................. 105,718 225,489 27,675
Total expenses ....................................... 26,815,784 103,449,780 8,859,213
Expenses waived/paid by affiliates (Note 3 f ) .................. (7,260) — (306,273)
Net expenses ....................................... 26,808,524 103,449,780 8,552,940
Net investment income .............................. 59,343,674 175,107,689 16,209,401
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 147,063,852 864,128,580 54,976,649
Foreign currency transactions .............................. 89,639 (328,149) (75,380)
Forward exchange contracts ............................... — 33,583,609 —
Futures contracts ....................................... — 9,722,763 48,410
Net realized gain (loss) ................................ 147,153,491 907,106,803 54,949,679
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 36,568,787 (703,777,907) (43,024,444)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (254,351) (476,630) (246,788)
Forward exchange contracts ............................... — 41,051,822 —
Futures contracts ....................................... — 12,422,079 (23,793)
Securities sold short ..................................... — — 47,759
Net change in unrealized appreciation (depreciation) .......... 36,314,436 (650,780,636) (43,247,266)
Net realized and unrealized gain (loss) .......................... 183,467,927 256,326,167 11,702,413
Net increase (decrease) in net assets resulting from operations ........ $242,811,601 $431,433,856 $27,911,814

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $1,525,381 and $3,310,805, respectively)
Unaffiliated issuers ....................................................... $58,755,286 $160,284,437
Interest:
Unaffiliated issuers:
Payment-in-kind ........................................................ 1,380,759 —
Paid in cash
a
.......................................................... 54,690,835 43,336,292
Non-controlled affiliates: (Note 11)
Payment-in-kind ........................................................ 5,654,643 —
Paid in cash
a
.......................................................... 5,265,645 —
Other income (Note 1 h ) ..................................................... 734,954 35,725
Total investment income .................................................. 126,482,122 203,656,454
Expenses:
Management fees (Note 3 a ) .................................................. 18,009,522 48,038,506
Distribution fees: (Note 3c )
    Class A ............................................................... 1,443,990 6,915,827
    Class C ............................................................... 255,821 431,729
    Class R ............................................................... 13,846 192,341
Transfer agent fees: (Note 3e )
    Class Z ............................................................... 1,258,771 2,653,716
    Class A ............................................................... 358,218 1,822,180
    Class C ............................................................... 15,901 28,538
    Class R ............................................................... 1,719 25,348
    Class R6 .............................................................. 15,738 59,878
Custodian fees ........................................................... 36,607 46,566
Reports to shareholders fees ................................................. 89,152 226,503
Registration and filing fees ................................................... 137,134 148,841
Professional fees .......................................................... 186,630 189,453
Trustees' fees and expenses ................................................. 145,637 387,208
Other ................................................................... 156,222 162,824
Total expenses ........................................................ 22,124,908 61,329,458
Expenses waived/paid by affiliates (Note 3f) ................................... (9,558) —
Net expenses ........................................................ 22,115,350 61,329,458
Net investment income ............................................... 104,366,772 142,326,996

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 102,729,370 639,408,600
Non-controlled affiliates (Note 11) ........................................... 268,664 (4,371,602)
Written options .......................................................... 405,918 —
Foreign currency transactions ............................................... (281,153) 292,516
Forward exchange contracts ................................................ 1,407,413 (1,193,533)
Futures contracts ........................................................ 215,047 (333,874)
Securities sold short ...................................................... 80,330 —
Net realized gain (loss) ................................................. 104,825,589 633,802,107
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (19,941,750) (7,097,746)
Non-controlled affiliates (Note 11) ........................................... 25,159,536 4,493,267
Translation of other assets and liabilities denominated in foreign currencies ............. (106,068) (127,034)
Forward exchange contracts ................................................ 10,288,429 2,369,287
Futures contracts ........................................................ 852,073 812,906
Securities sold short ...................................................... 222,925 —
Net change in unrealized appreciation (depreciation) ........................... 16,475,145 450,680
Net realized and unrealized gain (loss) ........................................... 121,300,734 634,252,787
Net increase (decrease) in net assets resulting from operations ......................... $225,667,506 $776,579,783
a
Includes amortization of premium and accretion of discount.

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Beacon Fund Franklin Mutual Global Discovery Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $59,343,674 $67,382,887 $175,107,689 $142,963,532
Net realized gain (loss) ............ 147,153,491 92,372,328 907,106,803 580,229,454
Net change in unrealized appreciation
(depreciation) ................. 36,314,436 281,095,127 (650,780,636) 900,838,414
Net increase (decrease) in net
assets resulting from operations . 242,811,601 440,850,342 431,433,856 1,624,031,400
Distributions to shareholders:
Class Z ........................ (120,310,928) (126,134,254) (323,093,126) (209,953,963)
Class A ........................ (45,042,876) (48,315,849) (526,990,456) (345,059,690)
Class C ........................ (711,008) (870,858) (13,335,827) (10,037,255)
Class R ........................ (63,800) (75,382) (11,195,769) (7,506,460)
Class R6 ....................... (12,864,674) (12,847,056) (49,580,860) (33,882,531)
Total distributions to shareholders ..... (178,993,286) (188,243,399) (924,196,038) (606,439,899)
Capital share transactions: (Note 2 )
Class Z ........................ (108,808,330) (73,264,356) 94,087,029 (92,586,351)
Class A ........................ (57,380,107) (35,378,349) 65,300,778 (149,003,067)
Class C ........................ (3,018,610) (2,980,104) (30,032,147) (72,231,562)
Class R ........................ (218,962) (90,388) (2,158,173) (7,771,010)
Class R6 ....................... (23,405,608) 119,411,533 (5,335,731) (89,372,523)
Total capital share transactions ....... (192,831,617) 7,698,336 121,861,756 (410,964,513)
Net increase (decrease) in net
assets ..................... (129,013,302) 260,305,279 (370,900,426) 606,626,988
Net assets:
Beginning of year .................. 3,190,988,307 2,930,683,028 9,070,033,591 8,463,406,603
End of year ...................... $3,061,975,005 $3,190,988,307 $8,699,133,165 $9,070,033,591

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual International Value Fund Franklin Mutual Quest Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $16,209,401 $16,232,781 $104,366,772 $112,461,289
Net realized gain (loss) ............ 54,949,679 (23,507,989) 104,825,589 (322,720,962)
Net change in unrealized appreciation
(depreciation) ................. (43,247,266) 120,394,717 16,475,145 470,652,121
Net increase (decrease) in net
assets resulting from operations . 27,911,814 113,119,509 225,667,506 260,392,448
Distributions to shareholders:
Class Z ........................ (14,258,473) (10,595,521) (96,037,093) (90,041,826)
Class A ........................ (7,993,478) (5,938,931) (26,054,943) (25,068,653)
Class C ........................ (121,817) (103,373) (891,944) (974,331)
Class R ........................ (45,028) (13,359) (122,847) (112,506)
Class R6 ....................... (698,748) (486,240) (1,452,581) (1,387,964)
Total distributions to shareholders ..... (23,117,544) (17,137,424) (124,559,408) (117,585,280)
Capital share transactions: (Note 2 )
Class Z ........................ (18,814,173) 8,619,804 (142,501,419) (129,957,960)
Class A ........................ (11,376,847) (3,457,352) (56,884,263) (64,066,788)
Class C ........................ (2,613,444) (7,997,324) (6,182,262) (6,699,248)
Class R ........................ 974,411 20,721 (137,685) (1,142,993)
Class R6 ....................... 13,543,725 (25,432,600) (2,927,801) (2,785,499)
Total capital share transactions ....... (18,286,328) (28,246,751) (208,633,430) (204,652,488)
Net increase (decrease) in net
assets ..................... (13,492,058) 67,735,334 (107,525,332) (61,845,320)
Net assets:
Beginning of year .................. 787,168,307 719,432,973 2,672,005,440 2,733,850,760
End of year ...................... $773,676,249 $787,168,307 $2,564,480,108 $2,672,005,440

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Shares Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $142,326,996 $139,830,203
Net realized gain (loss) ................................................. 633,802,107 182,161,485
Net change in unrealized appreciation (depreciation) ........................... 450,680 561,919,902
Net increase (decrease) in net assets resulting from operations ................ 776,579,783 883,911,590
Distributions to shareholders:
Class Z ............................................................. (357,869,047) (224,503,537)
Class A ............................................................. (238,418,891) (152,760,064)
Class C ............................................................. (3,025,840) (1,891,299)
Class R ............................................................. (3,187,409) (2,081,752)
Class R6 ............................................................ (29,619,652) (17,324,235)
Total distributions to shareholders .......................................... (632,120,839) (398,560,887)
Capital share transactions: (Note 2 )
Class Z ............................................................. (26,710,256) (160,423,287)
Class A ............................................................. (94,032,932) (57,675,602)
Class C ............................................................. (11,227,751) (120,298,504)
Class R ............................................................. (2,659,900) (2,809,938)
Class R6 ............................................................ 20,489,786 (5,125,314)
Total capital share transactions ............................................ (114,141,053) (346,332,645)
Net increase (decrease) in net assets ................................... 30,317,891 139,018,058
Net assets:
Beginning of year ....................................................... 7,009,647,792 6,870,629,734
End of year ........................................................... $7,039,965,683 $7,009,647,792

Franklin Mutual Series Funds

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of five separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class Z, Class A, Class
C, Class R and Class R6. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At December 31, 2024, certain or all Funds had OTC
derivatives in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2024, certain or all Funds received U.S.
Treasury Bonds and Notes as collateral for derivatives, as
follows:
Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Mutual Global
Discovery Fund $– $–
Franklin Mutual Quest Fund $165,870 $–
Franklin Mutual Shares Fund $– $–
Collateral
Received
Franklin Mutual Global Discovery Fund $12,375,870
Franklin Mutual Quest Fund $2,322,387
Franklin Mutual Shares Fund $709,158
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
or receivable in the Statements of Assets and Liabilities.
Futures contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 10 regarding other derivative information.
e. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund. At
December 31, 2024, Franklin Mutual Beacon Fund, Franklin
Mutual Global Discovery Fund, and Franklin Mutual Shares
Fund had no securities sold short.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund on the next business day. Additionally, at December 31, 2024,
Franklin Mutual Global Discovery Fund held $18,741,869 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund's custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
of default by a third party borrower. At December 31, 2024,
Franklin Mutual Beacon Fund, Franklin Mutual International
Value Fund, Franklin Mutual Quest Fund and Franklin Mutual
Shares Fund had no securities on loan.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit or deduction on a shareholder’s income tax return, the Funds
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability
on behalf of the Funds' shareholders. During the year
ended December 31, 2024, certain or all Funds received
EU reclaims in excess of the foreign taxes paid during the
year. Franklin Mutual Global Discovery Fund and Franklin
Mutual International Value Fund previously determined to
enter into a closing agreement with the IRS and recorded
any adjustments to estimated payments as a reduction to
income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2024, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2024
Shares sold ................................... 4,628,851 $76,350,038 4,337,312 $138,009,892
Shares issued in reinvestment of distributions .......... 7,057,453 111,717,085 10,255,124 296,159,674
Shares issued on reorganization (Note 12) ............ — — 3,663,438 115,654,746
Shares redeemed ............................... (17,941,351) (296,875,453) (14,425,499) (455,737,283)
Net increase (decrease) .......................... (6,255,047) $(108,808,330) 3,830,375 $94,087,029
Year ended December 31, 2023
Shares sold ................................... 4,437,383 $67,628,142 6,493,289 $192,343,022
Shares issued in reinvestment of distributions .......... 7,747,967 117,768,870 6,430,200 192,529,780
Shares redeemed ............................... (16,970,020) (258,661,368) (16,103,822) (477,459,153)
Net increase (decrease) .......................... (4,784,670) $(73,264,356) (3,180,333) $(92,586,351)
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 1,900,087 $30,960,683 7,388,762 $227,146,545
Shares issued in reinvestment of distributions .......... 2,799,453 43,699,271 18,423,846 514,969,432
Shares issued on reorganization (Note 12) ............ — — 7,630,056 233,632,313
Shares redeemed ............................... (8,087,183) (132,040,061) (29,627,687) (910,447,512)
Net increase (decrease) .......................... (3,387,643) $(57,380,107) 3,814,977 $65,300,778
Year ended December 31, 2023
Shares sold
a
................................... 3,822,581 $56,821,255 12,430,769 $354,657,476
Shares issued in reinvestment of distributions .......... 3,127,595 46,870,576 11,607,296 337,331,008
Shares redeemed ............................... (9,284,571) (139,070,180) (29,263,600) (840,991,551)
Net increase (decrease) .......................... (2,334,395) $(35,378,349) (5,225,535) $(149,003,067)
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 114,716 $1,895,660 450,184 $13,933,203
Shares issued in reinvestment of distributions .......... 44,557 704,080 469,670 13,283,045
Shares issued on reorganization (Note 12) ............ — — 363,201 11,182,954
Shares redeemed
a
.............................. (339,314) (5,618,350) (2,211,808) (68,431,349)
Net increase (decrease) .......................... (180,041) $(3,018,610) (928,753) $(30,032,147)
Year ended December 31, 2023
Shares sold ................................... 247,854 $3,701,522 1,033,148 $29,371,188
Shares issued in reinvestment of distributions .......... 57,121 863,345 341,034 9,989,953
Shares redeemed
a
.............................. (501,112) (7,544,971) (3,879,460) (111,592,703)
Net increase (decrease) .......................... (196,137) $(2,980,104) (2,505,278) $(72,231,562)
Class R

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 9,994 $162,148 332,581 $10,007,373
Shares issued in reinvestment of distributions .......... 4,162 63,800 408,162 11,184,219
Shares redeemed ............................... (27,633) (444,910) (774,085) (23,349,765)
Net increase (decrease) .......................... (13,477) $(218,962) (33,342) $(2,158,173)
Year ended December 31, 2023
Shares sold ................................... 18,489 $270,366 429,189 $12,115,643
Shares issued in reinvestment of distributions .......... 5,116 75,382 262,654 7,496,446
Shares redeemed ............................... (29,611) (436,136) (968,250) (27,383,099)
Net increase (decrease) .......................... (6,006) $(90,388) (276,407) $(7,771,010)
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 1,692,575 $27,752,382 1,806,632 $57,329,779
Shares issued in reinvestment of distributions .......... 266,972 4,223,430 1,706,770 49,236,491
Shares issued on reorganization (Note 12) ............ — — 86,927 2,743,420
Shares redeemed ............................... (3,377,197) (55,381,420) (3,611,060) (114,645,421)
Net increase (decrease) .......................... (1,417,650) $(23,405,608) (10,731) $(5,335,731)
Year ended December 31, 2023
Shares sold ................................... 11,297,222 $167,926,159 3,299,551 $96,011,358
Shares issued in reinvestment of distributions .......... 337,258 5,123,040 1,121,127 33,536,170
Shares redeemed ............................... (3,482,773) (53,637,666) (7,418,871) (218,920,051)
Net increase (decrease) .......................... 8,151,707 $119,411,533 (2,998,193) $(89,372,523)
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2024
Shares sold ................................... 2,088,669 $52,373,724 6,788,296 $98,003,437
Shares issued in reinvestment of distributions .......... 526,616 13,114,755 6,408,210 90,616,957
Shares redeemed ............................... (3,367,974) (84,302,652) (22,911,380) (331,121,813)
Net increase (decrease) .......................... (752,689) $(18,814,173) (9,714,874) $(142,501,419)
Year ended December 31, 2023
Shares sold ................................... 2,869,081 $64,544,782 7,677,545 $100,748,804
Shares issued in reinvestment of distributions .......... 429,392 9,719,452 6,346,294 85,180,750
Shares redeemed ............................... (2,905,391) (65,644,430) (23,915,512) (315,887,514)
Net increase (decrease) .......................... 393,082 $8,619,804 (9,891,673) $(129,957,960)
Class A
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 1,431,038 $35,354,870 1,881,427 $26,710,493
Shares issued in reinvestment of distributions .......... 305,197 7,368,785 1,844,874 25,608,731
Shares redeemed ............................... (2,225,027) (54,100,502) (7,694,426) (109,203,487)
Net increase (decrease) .......................... (488,792) $(11,376,847) (3,968,125) $(56,884,263)
Year ended December 31, 2023
Shares sold
a
................................... 1,613,523 $35,351,619 3,767,135 $47,938,201
Shares issued in reinvestment of distributions .......... 259,480 5,654,768 1,867,301 24,613,784
Shares redeemed ............................... (2,037,327) (44,463,739) (10,596,089) (136,618,773)
Net increase (decrease) .......................... (164,324) $(3,457,352) (4,961,653) $(64,066,788)
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 34,967 $867,483 158,618 $2,224,386
Shares issued in reinvestment of distributions .......... 4,753 119,622 64,257 891,416
Shares redeemed
a
.............................. (146,693) (3,600,549) (660,672) (9,298,064)
Net increase (decrease) .......................... (106,973) $(2,613,444) (437,797) $(6,182,262)
Year ended December 31, 2023
Shares sold ................................... 69,828 $1,540,194 354,346 $4,490,786
Shares issued in reinvestment of distributions .......... 4,753 101,955 73,656 969,074
Shares redeemed
a
.............................. (434,200) (9,639,473) (950,031) (12,159,108)
Net increase (decrease) .......................... (359,619) $(7,997,324) (522,029) $(6,699,248)
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 48,833 $1,169,548 28,479 $392,253
Shares issued in reinvestment of distributions .......... 1,923 45,028 9,025 122,847
Shares redeemed ............................... (10,112) (240,165) (47,319) (652,785)
Net increase (decrease) .......................... 40,644 $974,411 (9,815) $(137,685)
Year ended December 31, 2023
Shares sold ................................... 62,165 $1,277,450 51,152 $644,174
Shares issued in reinvestment of distributions .......... 632 13,359 8,687 112,506
Shares redeemed ............................... (59,492) (1,270,088) (149,547) (1,899,673)
Net increase (decrease) .......................... 3,305 $20,721 (89,708) $(1,142,993)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 653,798 $16,756,063 256,452 $3,690,411
Shares issued in reinvestment of distributions .......... 23,414 582,147 101,554 1,434,042
Shares redeemed ............................... (150,088) (3,794,485) (557,444) (8,052,254)
Net increase (decrease) .......................... 527,124 $13,543,725 (199,438) $(2,927,801)
Year ended December 31, 2023
Shares sold ................................... 358,652 $7,982,647 404,126 $5,306,369
Shares issued in reinvestment of distributions .......... 8,181 185,406 102,520 1,375,044
Shares redeemed ............................... (1,534,035) (33,600,653) (718,549) (9,466,912)
Net increase (decrease) .......................... (1,167,202) $(25,432,600) (211,903) $(2,785,499)
Franklin Mutual Shares Fund
Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2024
Shares sold .................................................................. 4,161,880 $109,730,682
Shares issued in reinvestment of distributions ......................................... 12,679,548 317,035,751
Shares redeemed .............................................................. (17,307,832) (453,476,689)
Net increase (decrease) ......................................................... (466,404) $(26,710,256)
Year ended December 31, 2023
Shares sold .................................................................. 4,454,850 $105,270,805
Shares issued in reinvestment of distributions ......................................... 8,371,198 199,292,980
Shares redeemed .............................................................. (19,667,301) (464,987,072)
Net increase (decrease) ......................................................... (6,841,253) $(160,423,287)
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
.................................................................. 4,534,162 $116,895,815
Shares issued in reinvestment of distributions ......................................... 9,443,553 232,264,104
Shares redeemed .............................................................. (17,166,830) (443,192,851)
Net increase (decrease) ......................................................... (3,189,115) $(94,032,932)
Year ended December 31, 2023
Shares sold
a
.................................................................. 11,359,311 $265,229,190
Shares issued in reinvestment of distributions ......................................... 6,356,326 148,932,805
Shares redeemed .............................................................. (20,314,755) (471,837,597)
Net increase (decrease) ......................................................... (2,599,118) $(57,675,602)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Shares Fund
Shares Amount
Class C Shares:
Year ended December 31, 2024
Shares sold .................................................................. 155,803 $4,077,258
Shares issued in reinvestment of distributions ......................................... 120,828 3,014,208
Shares redeemed
a
............................................................. (704,994) (18,319,217)
Net increase (decrease) ......................................................... (428,363) $(11,227,751)
Year ended December 31, 2023
Shares sold .................................................................. 862,035 $19,944,926
Shares issued in reinvestment of distributions ......................................... 80,423 1,877,660
Shares redeemed
a
............................................................. (6,010,694) (142,121,090)
Net increase (decrease) ......................................................... (5,068,236) $(120,298,504)
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold .................................................................. 131,767 $3,389,485
Shares issued in reinvestment of distributions ......................................... 130,108 3,187,381
Shares redeemed .............................................................. (359,303) (9,236,766)
Net increase (decrease) ......................................................... (97,428) $(2,659,900)
Year ended December 31, 2023
Shares sold .................................................................. 157,693 $3,630,210
Shares issued in reinvestment of distributions ......................................... 89,320 2,081,736
Shares redeemed .............................................................. (366,027) (8,521,884)
Net increase (decrease) ......................................................... (119,014) $(2,809,938)
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold .................................................................. 1,344,500 $33,682,019
Shares issued in reinvestment of distributions ......................................... 1,183,900 29,577,836
Shares redeemed .............................................................. (1,625,868) (42,770,069)
Net increase (decrease) ......................................................... 902,532 $20,489,786
Year ended December 31, 2023
Shares sold .................................................................. 694,918 $16,140,974
Shares issued in reinvestment of distributions ......................................... 727,055 17,303,237
Shares redeemed .............................................................. (1,626,591) (38,569,525)
Net increase (decrease) ......................................................... (204,618) $(5,125,314)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual International Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.770% Over $1 billion, up to and including $2 billion
0.750% Over $2 billion, up to and including $5 billion
0.730% In excess of $5 billion

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Gross effective investment management fee rate ................... 0.675% 0.840% 0.800%
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate .................................... 0.675% 0.666%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class A ............................... 0.35% 0.35% 0.35%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $23,764 $179,008 $10,151
CDSC retained ............................................ $1,480 $16,903 $404
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $18,009 $72,421
CDSC retained ............................................................. $1,837 $3,442
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual International Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund and
Franklin Mutual Quest Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until April 30, 2025.
Transfer agent fees on Class R6 shares of Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until
April 30, 2025.
4. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2024, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Transfer agent fees ......................................... $664,802 $2,739,491 $230,049
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees .......................................................... $646,785 $1,687,211
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
During the year ended December 31, 2024, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Global Discovery
Fund
Franklin Mutual
International Value
Fund
a
Projected benefit obligation at December 31, 2024 ................. $176,785 $788,109 $104,487
b
Increase (decrease) in projected benefit obligation ................. $34,282 $98,746 $8,844
Benefit payments made to retired trustees ........................ $(16,924) $(49,247) $(4,289)
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at December 31, 2024 ................. $227,583 $714,029
b
Increase (decrease) in projected benefit obligation ................. $28,440 $79,005
Benefit payments made to retired trustees ........................ $(14,042) $(37,982)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations. The increase (decrease) was primarily due to a change in the discount rate and updates to the mortality table.
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ — $ 64,452,268
Long term ............................................................... 78,289,813 444,454,126
Total capital loss carryforwards .............................................. $78,289,813 $508,906,394
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Capital loss utilized carryforwards .............................. $53,471,852 $48,793,650 $100,832,569
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery
Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $78,560,946 $60,778,236 $295,878,518 $326,400,138
Long term capital gain .................... 100,432,340 127,465,163 628,317,520 280,039,761
$178,993,286 $188,243,399 $924,196,038 $606,439,899
4. Independent Trustees' Retirement Plan
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, bond discounts and premiums, tax straddles, derivative financial instruments and corporate actions.
Franklin Mutual International Value
Fund Franklin Mutual Quest Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $23,117,544 $17,137,424 $124,559,408 $117,585,280
Franklin Mutual Shares Fund
2024 2023
Distributions paid from:
Ordinary income .......................................................... $192,055,952 $145,669,153
Long term capital gain ...................................................... 440,064,887 252,891,734
$632,120,839 $398,560,887
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
a a a a
Cost of investments ........................................ $2,362,193,802 $7,171,319,524 $700,283,337
Unrealized appreciation ...................................... $838,392,894 $1,827,424,972 $129,689,691
Unrealized depreciation ...................................... (151,713,007) (336,675,071) (57,892,284)
Net unrealized appreciation (depreciation) ........................ $686,679,887 $1,490,749,901 $71,797,407
Distributable earnings:
Undistributed ordinary income ................................. $2,684,276 $21,569,140 $12,183,319
Undistributed long term capital gains ............................ 10,284,795 159,658,217 —
Total distributable earnings ................................... $12,969,071 $181,227,357 $12,183,319
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a
Cost of investments ......................................................... $2,399,991,836 $5,524,343,587
Unrealized appreciation ....................................................... $349,305,836 $1,727,274,068
Unrealized depreciation ....................................................... (205,560,626) (240,791,563)
Net unrealized appreciation (depreciation) ......................................... $143,745,210 $1,486,482,505
Distributable earnings:
Undistributed ordinary income .................................................. $1,038,350 $19,746,508
Undistributed long term capital gains ............................................. — 126,308,040
Total distributable earnings .................................................... $1,038,350 $146,054,548
5. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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The Funds, except for Franklin Mutual Quest Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2024, were as follows:
7. Credit Risk and Defaulted Securities
At December 31, 2024, Franklin Mutual Quest Fund had 17.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At December 31, 2024, the aggregate long value of distressed company securities for which interest recognition has been discontinued for Franklin Mutual Quest Fund was $2,058,210, representing less than 0.1% of the Fund's net assets. For information as to specific securities, see the accompanying Schedule of Investments.
At December 31, 2024, Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International
Value Fund and Franklin Mutual Shares Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Purchases ............................................... $476,342,874 $3,129,007,891 $335,418,523
Sales ................................................... $772,907,787 $3,982,271,372 $349,829,202
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ................................................................ $1,235,371,279 $2,326,235,695
Sales .................................................................... $1,421,213,964 $2,799,930,148
5. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Mutual Global Discovery Fund and Franklin Mutual International Value Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies)
to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by
Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 55,505,900
1 Tenerity , Inc. ............................... 1/31/22 204 26
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 30,751,158
Total Restricted Securities (Value is 3.4% of Net Assets) ............... $14,021,386 $86,257,084
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 18,342,152 $ 40,227,880
Total Restricted Securities (Value is 0.6% of Net Assets) ............... $18,342,152 $40,227,880
8. Concentration of Risk
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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10. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended December 31, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 5,581,208
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
25,775,526 Unrealized depreciation on OTC
forward exchange contracts
3,800,832
Total .................... $31,356,734 $3,800,832
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
275,551
a
Variation margin on futures
contracts
—
Unrealized appreciation on OTC
forward exchange contracts
4,264,622 Unrealized depreciation on OTC
forward exchange contracts
252,856
Total .................... $4,540,173 $252,856
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
454,302
a
Variation margin on futures
contracts
—
Unrealized appreciation on OTC
forward exchange contracts
1,393,325 Unrealized depreciation on OTC
forward exchange contracts
111,727
Total .................... $1,847,627 $111,727
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $9,722,763 Futures contracts $12,422,079
Forward exchange contracts 33,583,609 Forward exchange contracts 41,051,822
Total ....................... $43,306,372 $53,473,901

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2024, the average month end notional amount of futures contracts and options and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d) regarding derivative financial instruments.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual International Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $48,410 Futures contracts $(23,793)
Total ....................... $48,410 $(23,793)
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts 215,047 Futures contracts 852,073
Forward exchange contracts 1,407,413 Forward exchange contracts 10,288,429
Equity contracts ..............
Investments (275,855)
a
Investments 275,855
a
Written options 405,918 Written options —
Total ....................... $1,752,523 $11,416,357
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts (333,874) Futures contracts 812,906
Forward exchange contracts (1,193,533) Forward exchange contracts 2,369,287
Total ....................... $(1,527,407) $3,182,193
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International Value
Fund
Franklin Mutual
Quest Fund
Futures contracts ..................................... $ 283,856,119 $ 156,307 $ 17,495,106
Forwards exchange contracts ............................ 709,395,286 – 177,049,011
Options ............................................. – – 89,162
Franklin Mutual
Shares Fund
Futures contracts .......................................................................... $ 23,871,556
Forwards exchange contracts ................................................................. 34,059,408
10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2024, investments in “affiliated companies” were as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC,
Membership Interests, B $ 25,234,214 $ — $ — $ — $ 30,271,686 $ 55,505,900 106,532 $ —
Wayne Services Legacy,
Inc. ............ 93,178 — (268,664) 268,664 (93,178) —
a
— —
Interest
Sorenson Communications
LLC, First Lien, Term
Loan, B, PIK, 8%,
4/01/30 ..........  96,971,368  8,629,064
b
 —  —  (3,750,994)  101,849,438 117,726,177  7,819,188
Sorenson Communications
LLC, First Lien, Term
Loan, B, PIK, 10%,
4/01/30 ..........  28,538,278  3,080,671
b
 —  —  (1,267,978)  30,350,971 30,192,923  3,101,100
Total Affiliated Securities
(Value is 7.3% of Net
Assets) .......... $150,837,038 $11,709,735 $(268,664) $268,664 $25,159,536 $187,706,309 $10,920,288
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group
Brazil LLC ........ 213,449 — (150,618) (4,654,060) 4,591,229 —
a
— —
Wayne Services Legacy,
Inc. ............ 97,962 — (282,458) 282,458 (97,962) —
a
— —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $311,411 $— $(433,076) $(4,371,602) $4,493,267 $— $—
*
In U.S. dollars unless otherwise indicated.
a
As of December 31, 2024, no longer held by the fund.
b
May include accretion, amortization, and/or other cost basis adjustments.

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
12. Reorganization
On April 26, 2024, Franklin Mutual Global Discovery Fund (Surviving Fund), pursuant to a plan of reorganization approved on April 5, 2024, by shareholders of Franklin Mutual Financial Services Fund (Acquired Fund), a series of Franklin Mutual
Series Funds, acquired 100% of the Acquired Fund's net assets, primarily made up of investment securities, which included
$107,863,409 of unrealized appreciation, through a tax-free exchange of 11,743,622 shares of the Surviving Fund (valued at
$363,213,433). Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were
$9,409,382,240.
The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had lower annual fund operating expenses (both before and after fee waivers), stronger historical investment performance and similar investment goals, principal investment strategies and risks. The estimated cost of the reorganization was $232,000 of which the Surviving
Fund and the Acquired Fund each paid 25% and Franklin Mutual paid 50%. The allocated portion of the Surviving Fund's reorganization expenses are included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on January 1, 2024, the Surviving Fund's pro forma results of operations, would have been as follows:
Subsequent to the reorganization, the Surviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of revenue and earnings attributable to the Acquired Fund’s assets after the completion of the reorganization.
13. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2024, the
Funds did not use the Global Credit Facility.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Period
Net Investment
Income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period January 1, 2024 through December 31, 2024 ......... $179,730,170 $368,199,795 $547,929,965

Franklin Mutual Series Funds
Notes to Financial Statements

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Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 79,117,685 $ — $ 79,117,685
Air Freight & Logistics ................... 74,196,988 — — 74,196,988
Automobiles .......................... 73,112,649 — — 73,112,649
Banks ............................... 156,811,330 192,023,823 — 348,835,153
Beverages ........................... — 94,328,970 — 94,328,970
Building Products ...................... 126,817,305 — — 126,817,305
Capital Markets ........................ 120,948,629 — — 120,948,629
Diversified Telecommunication Services ..... — 60,620,502 — 60,620,502
Energy Equipment & Services ............. 56,013,973 — — 56,013,973
Entertainment ......................... 109,029,800 — — 109,029,800
Financial Services ...................... 88,139,000 — — 88,139,000
Health Care Equipment & Supplies ......... 122,624,826 — — 122,624,826
Health Care Providers & Services .......... 53,635,109 — — 53,635,109
Household Products .................... — 110,931,601 — 110,931,601
Insurance ............................ 226,001,672 — — 226,001,672
Machinery ............................ 119,939,357 — — 119,939,357
Media ............................... 80,883,437 — — 80,883,437
Metals & Mining ....................... — 55,665,896 — 55,665,896
Oil, Gas & Consumable Fuels ............. 67,348,427 62,217,508 — 129,565,935
Personal Care Products ................. — 131,004,954 — 131,004,954
Pharmaceuticals ....................... 158,639,333 173,171,388 — 331,810,721
Retail REITs .......................... 79,036,730 — — 79,036,730
Software ............................. 66,540,765 — — 66,540,765
Technology Hardware, Storage & Peripherals . — 75,264,629 — 75,264,629
Textiles, Apparel & Luxury Goods .......... — 108,539,700 — 108,539,700
Trading Companies & Distributors .......... 114,470,456 — — 114,470,456
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 11,797,247 — 11,797,247
Total Investments in Securities ........... $1,894,189,786 $1,154,683,903
b
$— $3,048,873,689
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 135,155,529 — 135,155,529
Air Freight & Logistics ................... 156,388,716 — — 156,388,716
Automobile Components ................. 173,222,098 139,965,489 — 313,187,587
Banks ............................... 313,164,564 348,701,879 — 661,866,443
Building Products ...................... 130,339,714 — — 130,339,714
Capital Markets ........................ 134,603,094 128,925,854 — 263,528,948
Chemicals ........................... 101,036,861 — — 101,036,861
Consumer Finance ..................... 157,756,316 — — 157,756,316
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Consumer Staples Distribution & Retail ...... $ — $ 138,239,111 $ — $ 138,239,111
Containers & Packaging ................. — 58,885,723 — 58,885,723
Diversified Telecommunication Services ..... — 170,485,057 — 170,485,057
Electric Utilities ........................ 137,404,188 — — 137,404,188
Electrical Equipment .................... — 101,867,454 — 101,867,454
Energy Equipment & Services ............. 173,239,367 — — 173,239,367
Entertainment ......................... 137,086,994 — — 137,086,994
Financial Services ...................... 487,566,089 — — 487,566,089
Food Products ........................ 63,649,950 137,660,785 — 201,310,735
Health Care Equipment & Supplies ......... 294,315,588 — — 294,315,588
Health Care Providers & Services .......... 355,888,252 151,717,190 — 507,605,442
Household Durables .................... 129,675,639 — — 129,675,639
Household Products .................... — 135,947,032 — 135,947,032
Industrial Conglomerates ................ — 136,861,743 — 136,861,743
Insurance ............................ 183,396,423 289,389,214 — 472,785,637
Interactive Media & Services .............. — 164,706,355 — 164,706,355
Media ............................... 208,412,386 — — 208,412,386
Metals & Mining ....................... — 144,393,299 — 144,393,299
Oil, Gas & Consumable Fuels ............. 41,597,281 336,035,395 — 377,632,676
Personal Care Products ................. 122,016,745 139,754,208 — 261,770,953
Pharmaceuticals ....................... 294,126,006 339,453,158 — 633,579,164
Real Estate Management & Development .... 84,553,780 — — 84,553,780
Semiconductors & Semiconductor Equipment . — 143,075,747 — 143,075,747
Software ............................. 47,315,619 — — 47,315,619
Specialized REITs ...................... 141,256,513 — — 141,256,513
Technology Hardware, Storage & Peripherals . — 130,164,721 — 130,164,721
Textiles, Apparel & Luxury Goods .......... — 298,257,709 — 298,257,709
Tobacco ............................. — 150,551,940 — 150,551,940
Trading Companies & Distributors .......... 307,143,084 — — 307,143,084
Corporate Bonds ........................ — 20,764,036 — 20,764,036
Senior Floating Rate Interests ............... — 227,617,924 — 227,617,924
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 90,781,704 — 90,781,704
Total Investments in Securities ........... $4,375,155,267 $4,259,358,256
c
$— $8,634,513,523
Other Financial Instruments:
Forward Exchange Contracts ............... $— $25,775,526 $— $25,775,526
Futures Contracts ....................... 5,581,208 — — 5,581,208
Total Other Financial Instruments ......... $5,581,208 $25,775,526 $— $31,356,734
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,800,832 $— $3,800,832
Total Other Financial Instruments ......... $— $3,800,832 $— $3,800,832
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 41,060,885 — 41,060,885
Air Freight & Logistics ................... — 13,791,373 — 13,791,373
Automobile Components ................. — 20,958,568 — 20,958,568
Banks ............................... — 76,266,098 — 76,266,098
Beverages ........................... — 24,239,195 — 24,239,195
Capital Markets ........................ — 68,470,500 — 68,470,500
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Chemicals ........................... $ 11,553,009 $ — $ — $ 11,553,009
Consumer Staples Distribution & Retail ...... 12,560,529 10,273,944 — 22,834,473
Diversified Telecommunication Services ..... — 40,661,145 — 40,661,145
Electrical Equipment .................... — 7,912,562 — 7,912,562
Electronic Equipment, Instruments &
Components ........................ — 12,503,041 — 12,503,041
Energy Equipment & Services ............. 22,152,507 — — 22,152,507
Health Care Equipment & Supplies ......... — 13,749,506 — 13,749,506
Household Durables .................... — 14,348,723 — 14,348,723
Household Products .................... — 11,780,681 — 11,780,681
Industrial Conglomerates ................ — 15,149,922 — 15,149,922
Insurance ............................ — 55,768,644 — 55,768,644
Interactive Media & Services .............. — 12,482,463 — 12,482,463
IT Services ........................... — 11,671,888 — 11,671,888
Metals & Mining ....................... — 28,573,064 — 28,573,064
Multi-Utilities .......................... — 14,764,424 — 14,764,424
Oil, Gas & Consumable Fuels ............. — 48,760,531 — 48,760,531
Personal Care Products ................. — 15,215,696 — 15,215,696
Pharmaceuticals ....................... — 64,956,609 — 64,956,609
Professional Services ................... — 17,919,820 — 17,919,820
Semiconductors & Semiconductor Equipment . — 14,355,546 — 14,355,546
Technology Hardware, Storage & Peripherals . — 13,465,134 — 13,465,134
Textiles, Apparel & Luxury Goods .......... — 30,192,112 — 30,192,112
Trading Companies & Distributors .......... 19,965,604 — — 19,965,604
Short Term Investments ................... — 7,652,574 — 7,652,574
Total Investments in Securities ........... $66,231,649 $706,944,648
d
$— $773,176,297
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ — $ 1,095,553
e
$ — $ 1,095,553
Total Other Financial Instruments ......... $— $1,095,553 $— $1,095,553
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 39,007,144 — — 39,007,144
Automobile Components ................. 72,669,942 29,905,159 — 102,575,101
Banks ............................... 93,345,092 39,371,760 — 132,716,852
Beverages ........................... — 37,385,034 — 37,385,034
Building Products ...................... 28,280,382 — — 28,280,382
Capital Markets ........................ — 32,263,155 — 32,263,155
Chemicals ........................... 66,687,566 — — 66,687,566
Communications Equipment .............. 37,620,335 — 55,505,900 93,126,235
Construction & Engineering ............... 40,839,072 — — 40,839,072
Consumer Staples Distribution & Retail ...... 2,759,772 — — 2,759,772
Containers & Packaging ................. 16,856,155 18,894,507 — 35,750,662
Diversified Telecommunication Services ..... 9,695,804 31,823,957 30,751,158 72,270,919
Electric Utilities ........................ 88,542,705 — — 88,542,705
Energy Equipment & Services ............. 77,157,154 — — 77,157,154
Entertainment ......................... 38,134,814 — — 38,134,814
Financial Services ...................... 91,256,027 — — 91,256,027
Food Products ........................ 40,414,475 34,059,389 — 74,473,864
Health Care Equipment & Supplies ......... 54,204,445 — — 54,204,445
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care Providers & Services .......... $ 79,123,474 $ 24,937,474 $ — $ 104,060,948
Household Products .................... — 44,775,097 — 44,775,097
Insurance ............................ 118,281,426 91,174,269 — 209,455,695
Media ............................... 36,995,535 — 26 36,995,561
Metals & Mining ....................... — 61,756,661 — 61,756,661
Oil, Gas & Consumable Fuels ............. 32,803,634 46,272,796 — 79,076,430
Personal Care Products ................. 36,215,130 — — 36,215,130
Pharmaceuticals ....................... 63,408,051 73,924,795 — 137,332,846
Professional Services ................... 29,990,996 — — 29,990,996
Semiconductors & Semiconductor Equipment . — 13,458,583 — 13,458,583
Software ............................. 27,798,797 — — 27,798,797
Specialized REITs ...................... 33,482,963 — — 33,482,963
Specialty Retail ........................ 6,318,501 — — 6,318,501
Technology Hardware, Storage & Peripherals . — 32,240,858 — 32,240,858
Tobacco ............................. — 32,951,029 — 32,951,029
Trading Companies & Distributors .......... 36,267,429 — — 36,267,429
Wireless Telecommunication Services ....... 3,227,258 — — 3,227,258
Warrants ............................... 982,003 — — 982,003
Corporate Bonds ........................ — 75,928,628 — 75,928,628
Senior Floating Rate Interests ............... — 245,319,365 132,200,409 377,519,774
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 55,859,815 — 55,859,815
Total Investments in Securities ........... $1,302,366,081 $1,022,302,331
f
$218,457,493 $2,543,125,905
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,264,622 $— $4,264,622
Futures Contracts ....................... 275,551 — — 275,551
Total Other Financial Instruments ......... $275,551 $4,264,622 $— $4,540,173
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ — $ 3,676,176
g
$ — $ 3,676,176
Forward Exchange Contracts ............... — 252,856 — 252,856
Total Other Financial Instruments ......... $— $3,929,032 $— $3,929,032
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 123,653,408 — — 123,653,408
Automobile Components ................. 93,004,390 — — 93,004,390
Automobiles .......................... 107,304,052 — — 107,304,052
Banks ............................... 573,727,703 73,514,598 — 647,242,301
Building Products ...................... 100,214,895 — — 100,214,895
Capital Markets ........................ 144,648,147 — — 144,648,147
Communications Equipment .............. 139,034,219 — — 139,034,219
Construction & Engineering ............... 98,072,155 — — 98,072,155
Consumer Finance ..................... 122,684,517 — — 122,684,517
Consumer Staples Distribution & Retail ...... 140,548,918 — — 140,548,918
Containers & Packaging ................. 130,114,640 45,111,230 — 175,225,870
Diversified Telecommunication Services ..... — — 40,227,880 40,227,880
Electric Utilities ........................ 278,326,753 — — 278,326,753
Electronic Equipment, Instruments &
Components ........................ 118,469,121 — — 118,469,121
Energy Equipment & Services ............. 126,451,531 — — 126,451,531
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Entertainment ......................... $ 142,365,763 $ — $ — $ 142,365,763
Financial Services ...................... 515,759,037 — — 515,759,037
Food Products ........................ 52,376,011 — — 52,376,011
Health Care Equipment & Supplies ......... 300,283,054 — — 300,283,054
Health Care Providers & Services .......... 276,286,447 — — 276,286,447
Household Durables .................... 97,706,635 — — 97,706,635
Insurance ............................ 247,180,862 — — 247,180,862
Machinery ............................ 173,544,117 — — 173,544,117
Media ............................... 282,011,429 — — 282,011,429
Metals & Mining ....................... — 107,809,349 — 107,809,349
Oil, Gas & Consumable Fuels ............. 346,013,979 — — 346,013,979
Personal Care Products ................. 116,683,429 — — 116,683,429
Pharmaceuticals ....................... 264,512,984 126,264,142 — 390,777,126
Professional Services ................... 229,274,053 — — 229,274,053
Real Estate Management & Development .... 113,876,482 — — 113,876,482
Retail REITs .......................... 129,984,431 — — 129,984,431
Software ............................. 241,261,950 — — 241,261,950
Specialized REITs ...................... 150,834,917 — — 150,834,917
Tobacco ............................. — 110,211,623 — 110,211,623
Trading Companies & Distributors .......... 255,067,332 — — 255,067,332
Corporate Bonds ........................ — 16,176,327 — 16,176,327
Senior Floating Rate Interests ............... — 178,716,302 — 178,716,302
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 79,781,380 — 79,781,380
Total Investments in Securities ........... $6,231,277,361 $737,584,951
h
$40,227,880 $7,009,090,192
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,393,325 $— $1,393,325
Futures Contracts ....................... 454,302 — — 454,302
Total Other Financial Instruments ......... $454,302 $1,393,325 $— $1,847,627
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $111,727 $— $111,727
Total Other Financial Instruments ......... $— $111,727 $— $111,727
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,142,886,656, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $3,920,194,592, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $699,292,074, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $1,095,553, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $645,194,523, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $3,676,176, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $462,910,942, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2024, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 75,183 $ — $ (53,055) $ — $ — $ — $ (1,639,280) $ 1,617,152 $ — $ —
Communications
Equipment ....... 25,234,214 — — — — — — 30,271,686 55,505,900 30,271,686
Diversified
Telecommunication
Services ........ 21,666,778 — — — — — — 9,084,380 30,751,158 9,084,380
Media ........... 34 — — — — — — (8) 26 (8)
Specialty Retail ..... 93,178 — (268,664) — — — 268,664 (93,178) — —
Warrants :
Media ........... 309,776 — —
c
— — — (6,590,959) 6,281,183 — —
Senior Floating Rate
Interests :
Communications
Equipment ....... 125,509,646 11,471,076 — — — 238,659 — (5,018,972) 132,200,409 (5,018,972)
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $172,888,809 $11,471,076 $(321,719) $— $— $238,659 $(7,961,575) $42,142,243 $218,457,493 $34,337,086
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2024, are as follows:
15. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $55,505,900 Market comparables Discount for lack of marketability
7.2% Decrease
EV / EBITDA multiple 8.1x Increase
EV / revenue multiple 1.9x Increase
Diversified Telecommunication Services 30,751,158 Market comparables Discount for lack of marketability
10.0% Decrease
EV / EBITDA multiple 4.7x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 132,200,409 Discounted cash flow Discount rate 10.1% - 11.1%
(10.9%)
Decrease
All Other Investments . . . . . . . . . 26
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $218,457,493
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
15. Operating Segments
(continued)

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Shareholders and the Board of Trustees of Franklin Mutual Series Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Mutual Series Funds (the “Trust”)
(compromising Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Value
Fund, Franklin Mutual Quest Fund, and Franklin Mutual Shares Fund (collectively referred to as the “Funds”)), including the schedules of investments as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin
Mutual Series Funds at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 20, 2025

Franklin Mutual Series Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2024:
Pursuant to:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $103,096,669 $657,780,720 —
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $23,051,455 $63,634,875 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $71,401,743 $216,701,387 $24,143,135
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $23,923,824 $142,013,126 —
Section 163(j) Interest Dividends Earned §163(j) $1,406,581 $32,893,158 $688,215
Interest Earned from Federal Obligations Note (1) $1,827,633 $9,170,183 $914,243
Pursuant to:
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $452,987,844
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $22,836,534 $102,418,578
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $55,182,997 $138,453,746
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — $70,468,465
Qualified Business Income Dividends Earned §199A — —
Section 163(j) Interest Dividends Earned §163(j) $63,073,584 $34,013,842
Interest Earned from Federal Obligations Note (1) $5,169,169 $9,760,359
Franklin Mutual
Global Discovery
Fund
Franklin Mutual
International
Value Fund
Foreign Taxes Paid $12,353,122 $2,993,589
Foreign Source Income Earned $142,627,956 $20,750,997

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

MS-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Mutual Series Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025